UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act File No. 811-9054
      ---------------------------------------------------------------------

                         CREDIT SUISSE OPPORTUNITY FUNDS
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                         Credit Suisse Opportunity Funds
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2004 to October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                            CREDIT | ASSET
                                                            SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS

Annual Report

October 31, 2005

       o  CREDIT SUISSE
          HIGH INCOME FUND


The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 23, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 10/31/05

FUND & BENCHMARKS                                                    PERFORMANCE
Common Class 1                                                         3.02%
Class A 1,2                                                            2.75%
Class B 1,2                                                            1.91%
Class C 1,2                                                            1.91%
Citigroup High-Yield Market Index 3 (CHYMI)                            3.55%
Lipper High Yield Bond Funds Index 3                                   4.12%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 4.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: A SHIFT IN THE CYCLE

      In the Fund's fiscal year high yield outperformed the broad fixed income market (as measured by the Lehman Brothers Aggregate Bond Index 4 , which returned 1.13%), although the magnitude of outperformance narrowed significantly from that of the last several years.

      In our view, this was due to the natural progress of the credit and business cycles. After intense focus on balance sheet repair prompted by strong earnings growth and low interest rates, corporations are increasingly turning to address their lackluster share prices (through share repurchases, dividend increases and other measures) in an effort to boost shareholder value. But while a number of signs suggest to us that the shift in the corporate credit cycle is clearly underway, credit fundamentals remain sound.

      Other signs of the market's transitional nature include the issuer default rate (as measured by Moody's Investor Services), which remained below 2% through the entire fiscal year period. Though Moody's now expects defaults to rise toward 3.2% by September of 2006, that number is well below its historical average. As for valuations, spreads also remained below their historical averages for most of the period, but widened dramatically with the downgrade of General Motors and Ford to junk status. These fallen angels brought approximately $82 billion of debt (market value prior to downgrade) and a spike in volatility into the high yield market. Together they now account for about 12% of the index. (As of October 31, 2005, the Fund's exposure to these companies consisted of a 0.7% weighting in Ford Credit Co. securities and a 2.4% weighting in General Motors Acceptance Co. securities.)

CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      In our view, this influx of fallen angel debt caused the greatest turbulence, and provided the greatest drag, on the high yield market in the period. Although the fiscal year saw a 35% decline in the number of high yield deals and a 32% drop in new issue volume, this decrease in new supply was easily outweighed by the entrance of Ford, GM and Delphi debt into the high yield arena. Meanwhile, on the demand side, high yield mutual funds reported an $8.3 billion outflow through October 2005 compared to a $3.2 billion outflow during the same period in 2004, but this indicator does not account for the increasing role of hedge funds and other market participants.

      In sum, all of these factors, along with the impact of the Gulf Coast hurricanes, growing inflation concerns due to persistently high energy costs, and the general absence of any significant positive momentum in the space, weighed on the market, resulting in greater caution among investors.

STRATEGIC REVIEW: SECTOR AND SECURITY SELECTION DRIVE PERFORMANCE

      The Fund underperformed its CHYMI benchmark primarily due to its relative positioning in underperforming industry sectors. Most notably, while we had positive issue selection within the Diversified Telecommunications industry, it was also our largest underweight relative to the Index, and one of this year's better performing sectors. We were also underweight to the Energy sector, which like Telecommunications was one of the year's winners.

      On the positive side, aiding performance in the period was our significant overweight to the Wireless sector, which was among the best performing industries in high yield this year. Another sector decision that contributed positively to performance was our underweight to Airlines, an industry that has seen its margins squeezed by high energy costs and has suffered a number of high profile bankruptcies in the past year.

OUTLOOK: RATES AND RISK AVERSION ON THE RISE

      Looking ahead, we believe that high energy prices and broad inflation fears could eventually prove to be a drag on earnings and a potential disruption to economic growth. Although corporate credit fundamentals remain sound, we expect issuer specific event risk to rise. Therefore, security selection will be a critical driver of performance going forward and we will focus on those issues experiencing stable or improving margins and cash flows.

CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      In addition, fed funds futures are currently pricing in a target rate of 4.25% by year-end 2005, another potential catalyst for market weakness ahead. With each step in the Federal Reserve's measured pace of monetary tightening, the market has registered slightly greater risk aversion; low yields and tight spreads only increase the vulnerability to interest rate risk. We will therefore remain cautious on the most interest rate sensitive securities.

Credit Suisse High Yield Management Team

Michael E. Gray
Martha Metcalf
Wing Chan

      HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE HIGH INCOME FUND 1 COMMON CLASS SHARES, CITIGROUP HIGH-YIELD MARKET INDEX 3
     AND THE LIPPER HIGH YIELD BOND FUNDS INDEX 3 FROM INCEPTION (08/01/00).

                                  [LINE GRAPH]

                  Credit Suisse
                   High Income      Citigroup High-    Lipper High Yield
                    Fund 1 -         Yield Market         Bond Funds
                  Common Class          Index 3             Index 3
                  -------------     ---------------    -----------------
        08/00        $10,000           $10,000             $10,000
                     $10,079           $10,074             $10,052
                     $ 9,948           $ 9,966             $ 9,904
        10/00        $ 9,713           $ 9,671             $ 9,566
                     $ 9,335           $ 9,276             $ 9,032
                     $ 9,542           $ 9,465             $ 9,188
                     $10,214           $10,103             $ 9,797
                     $10,406           $10,223             $ 9,829
                     $10,158           $10,037             $ 9,502
                     $10,173           $ 9,890             $ 9,378
                     $10,296           $10,048             $ 9,477
                     $ 9,999           $ 9,772             $ 9,198
                     $10,134           $ 9,956             $ 9,252
                     $10,244           $10,092             $ 9,293
                     $ 9,443           $ 9,365             $ 8,637
        10/01        $ 9,798           $ 9,677             $ 8,835
                     $10,128           $10,044             $ 9,115
                     $10,136           $ 9,980             $ 9,091
                     $10,169           $10,023             $ 9,112
                     $10,118           $ 9,914             $ 8,951
                     $10,364           $10,177             $ 9,129
                     $10,469           $10,344             $ 9,224
                     $10,445           $10,216             $ 9,131
                     $10,046           $ 9,316             $ 8,617
                     $ 9,784           $ 8,895             $ 8,335
                     $ 9,854           $ 9,233             $ 8,478
                     $ 9,779           $ 9,052             $ 8,360
        10/02        $ 9,739           $ 9,021             $ 8,308
                     $10,208           $ 9,709             $ 8,786
                     $10,317           $ 9,827             $ 8,872
                     $10,500           $10,192             $ 9,068
                     $10,653           $10,329             $ 9,190
                     $10,915           $10,677             $ 9,419
                     $11,343           $11,340             $ 9,881
                     $11,399           $11,415             $ 9,999
                     $11,698           $11,770             $10,268
                     $11,597           $11,596             $10,189
                     $11,724           $11,715             $10,326
                     $12,008           $12,058             $10,577
        10/03        $12,222           $12,339             $10,814
                     $12,356           $12,510             $10,939
                     $12,641           $12,831             $11,210
                     $12,894           $13,053             $11,390
                     $12,863           $12,981             $11,368
                     $12,939           $13,063             $11,411
                     $12,940           $13,018             $11,385
                     $12,728           $12,793             $11,209
                     $12,934           $12,984             $11,366
                     $13,105           $13,151             $11,457
                     $13,336           $13,391             $11,644
                     $13,498           $13,573             $11,805
        10/04        $13,751           $13,854             $12,015
                     $13,926           $14,014             $12,186
                     $14,106           $14,215             $12,369
                     $14,084           $14,196             $12,339
                     $14,298           $14,409             $12,528
                     $13,888           $14,004             $12,195
                     $13,697           $13,811             $12,053
                     $13,863           $14,096             $11,866
                     $14,023           $14,331             $12,443
                     $14,305           $14,539             $12,636
                     $14,382           $14,600             $12,696
                     $14,246           $14,454             $12,614
        10/05        $14,166           $14,346             $12,510

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
     CREDIT SUISSE HIGH INCOME FUND 1 CLASS A SHARES 2 AND CLASS B SHARES 2,
       CITIGROUP HIGH-YIELD MARKET INDEX 3,5 AND THE LIPPER HIGH YIELD BOND
                    FUNDS INDEX 3,5 FROM INCEPTION (03/08/99).

                                  [LINE GRAPH]


                                     Credit Suisse
                                      High Income
                  Credit Suisse        Fund 1 --
                   High Income         Class B 2
                    Fund 1 --        (with maximum
                    Class A 2         contingent        Citigroup High-     Lipper High Yield
                  (with maximum     deferred sales       Yield Market          Bond Funds
                  sales charge)         charge)            Index 3,5            Index 3,5
                  -------------     --------------      ---------------     -----------------
        03/99        $ 9,525            $10,000             $10,000              $10,000
                     $ 9,753            $10,233             $10,085              $10,176
                     $ 9,954            $10,432             $10,296              $10,440
                     $ 9,805            $10,268             $10,134              $10,241
                     $ 9,797            $10,253             $10,112              $10,242
                     $ 9,829            $10,280             $10,134              $10,245
                     $ 9,744            $10,185             $10,013              $10,142
                     $ 9,738            $10,172             $ 9,937              $10,063
        10/99        $ 9,733            $10,160             $ 9,870              $10,034
                     $ 9,923            $10,363             $10,025              $10,210
                     $10,019            $10,457             $10,109              $10,333
                     $ 9,972            $10,391             $10,025              $10,282
                     $10,004            $10,417             $10,049              $10,355
                     $ 9,821            $10,221             $ 9,845              $10,176
                     $ 9,919            $10,317             $ 9,885              $10,131
                     $ 9,861            $10,250             $ 9,747              $ 9,951
                     $ 9,961            $10,347             $ 9,966              $10,135
                     $10,021            $10,403             $10,075              $10,153
                     $10,091            $10,470             $10,150              $10,206
                     $ 9,971            $10,338             $10,041              $10,056
        10/00        $ 9,727            $10,078             $ 9,744              $ 9,712
                     $ 9,348            $ 9,680             $ 9,345              $ 9,170
                     $ 9,555            $ 9,888             $ 9,536              $ 9,329
                     $10,229            $10,578             $10,178              $ 9,947
                     $10,421            $10,771             $10,300              $ 9,979
                     $10,184            $10,507             $10,113              $ 9,648
                     $10,187            $10,516             $ 9,964              $ 9,521
                     $10,335            $10,638             $10,124              $ 9,623
                     $10,037            $10,336             $ 9,845              $ 9,339
                     $10,173            $10,457             $10,031              $ 9,394
                     $10,283            $10,576             $10,168              $ 9,436
                     $ 9,481            $ 9,732             $ 9,436              $ 8,769
        10/01        $ 9,837            $10,092             $ 9,749              $ 8,970
                     $10,167            $10,425             $10,120              $ 9,255
                     $10,176            $10,427             $10,055              $ 9,230
                     $10,209            $10,454             $10,098              $ 9,252
                     $10,158            $10,396             $ 9,988              $ 9,088
                     $10,404            $10,642             $10,254              $ 9,268
                     $10,509            $10,743             $10,422              $ 9,365
                     $10,473            $10,698             $10,292              $ 9,271
                     $10,086            $10,295             $ 9,386              $ 8,749
                     $ 9,811            $10,021             $ 8,962              $ 8,462
                     $ 9,882            $10,086             $ 9,303              $ 8,608
                     $ 9,819            $10,003             $ 9,120              $ 8,488
        10/02        $ 9,781            $ 9,955             $ 9,089              $ 8,435
                     $10,251            $10,427             $ 9,782              $ 8,921
                     $10,347            $10,518             $ 9,901              $ 9,008
                     $10,544            $10,712             $10,269              $ 9,207
                     $10,697            $10,861             $10,406              $ 9,330
                     $10,959            $11,107             $10,757              $ 9,563
                     $11,388            $11,551             $11,425              $10,033
                     $11,444            $11,600             $11,501              $10,152
                     $11,745            $11,898             $11,859              $10,425
                     $11,643            $11,787             $11,683              $10,345
                     $11,770            $11,908             $11,803              $10,484
                     $12,041            $12,175             $12,149              $10,739
        10/03        $12,270            $12,399             $12,431              $10,979
                     $12,402            $12,525             $12,604              $11,107
                     $12,670            $12,787             $12,927              $11,382
                     $12,937            $13,049             $13,151              $11,564
                     $12,903            $13,006             $13,079              $11,542
                     $12,976            $13,057             $13,161              $11,586
                     $12,975            $13,047             $13,116              $11,559
                     $12,760            $12,838             $12,889              $11,381
                     $12,948            $13,019             $13,081              $11,540
                     $13,116            $13,180             $13,249              $11,632
                     $13,361            $13,418             $13,491              $11,822
                     $13,520            $13,553             $13,674              $11,986
        10/04        $13,770            $13,812             $13,958              $12,199
                     $13,943            $13,977             $14,119              $12,372
                     $14,116            $14,150             $14,322              $12,559
                     $14,092            $14,100             $14,302              $12,528
                     $14,303            $14,303             $14,517              $12,719
                     $13,908            $13,897             $14,109              $12,382
                     $13,697            $13,678             $13,915              $12,237
                     $13,861            $13,833             $14,201              $12,048
                     $14,035            $13,998             $14,439              $12,634
                     $14,296            $14,267             $14,648              $12,830
                     $14,388            $14,332             $14,709              $12,891
                     $14,249            $14,185             $14,562              $12,807
        10/05        $14,149            $14,075             $14,453              $12,702


CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE HIGH INCOME FUND 1 CLASS C SHARES 2, CITIGROUP HIGH-YIELD MARKET INDEX 3,6
    AND THE LIPPER HIGH YIELD BOND FUNDS INDEX 3,6 FROM INCEPTION (02/28/00).

                                  [LINE GRAPH]

                  Credit Suisse
                   High Income
                     Fund 1
                    Class C 2
                  (with maximum
                   contingent       Citigroup High-    Lipper High Yield
                    deferred         Yield Market         Bond Funds
                  sales charge)        Index 3,6           Index 3,6
                  -------------     ---------------    -----------------
        02/00        $10,000            $10,000             $10,000
                     $10,005            $10,024             $10,071
                     $ 9,817            $ 9,821             $ 9,897
                     $ 9,909            $ 9,860             $ 9,853
                     $ 9,844            $ 9,723             $ 9,678
                     $ 9,937            $ 9,942             $ 9,857
                     $ 9,990            $10,050             $ 9,875
                     $10,053            $10,124             $ 9,926
                     $ 9,916            $10,016             $ 9,780
        10/00        $ 9,667            $ 9,719             $ 9,446
                     $ 9,296            $ 9,322             $ 8,919
                     $ 9,484            $ 9,512             $ 9,073
                     $10,146            $10,153             $ 9,674
                     $10,331            $10,274             $ 9,705
                     $10,090            $10,087             $ 9,383
                     $10,087            $ 9,939             $ 9,260
                     $10,203            $10,099             $ 9,359
                     $ 9,914            $ 9,821             $ 9,083
                     $10,042            $10,006             $ 9,136
                     $10,144            $10,142             $ 9,177
                     $ 9,347            $ 9,412             $ 8,529
        10/01        $ 9,680            $ 9,725             $ 8,724
                     $10,012            $10,095             $ 9,001
                     $10,014            $10,030             $ 8,977
                     $10,040            $10,073             $ 8,998
                     $ 9,984            $ 9,963             $ 8,839
                     $10,220            $10,228             $ 9,014
                     $10,317            $10,396             $ 9,108
                     $10,275            $10,267             $ 9,017
                     $ 9,888            $ 9,362             $ 8,509
                     $ 9,612            $ 8,939             $ 8,230
                     $ 9,688            $ 9,279             $ 8,372
                     $ 9,607            $ 9,097             $ 8,256
        10/02        $ 9,561            $ 9,066             $ 8,203
                     $10,015            $ 9,758             $ 8,676
                     $10,101            $ 9,876             $ 8,761
                     $10,288            $10,243             $ 8,954
                     $10,431            $10,380             $ 9,074
                     $10,668            $10,730             $ 9,301
                     $11,094            $11,397             $ 9,757
                     $11,141            $11,472             $ 9,873
                     $11,426            $11,829             $10,139
                     $11,320            $11,654             $10,061
                     $11,437            $11,774             $10,196
                     $11,692            $12,118             $10,444
        10/03        $11,908            $12,400             $10,678
                     $12,029            $12,572             $10,802
                     $12,280            $12,895             $11,070
                     $12,531            $13,118             $11,247
                     $12,491            $13,046             $11,225
                     $12,539            $13,128             $11,268
                     $12,530            $13,083             $11,242
                     $12,329            $12,857             $11,069
                     $12,503            $13,048             $11,224
                     $12,658            $13,216             $11,313
                     $12,886            $13,458             $11,498
                     $13,016            $13,640             $11,657
        10/04        $13,264            $13,923             $11,865
                     $13,423            $14,084             $12,033
                     $13,589            $14,286             $12,214
                     $13,557            $14,266             $12,184
                     $13,735            $14,481             $12,371
                     $13,347            $14,074             $12,042
                     $13,136            $13,880             $11,902
                     $13,285            $14,166             $11,717
                     $13,444            $14,403             $12,287
                     $13,702            $14,611             $12,478
                     $13,764            $14,672             $12,537
                     $13,623            $14,526             $12,456
        10/05        $13,518            $14,417             $12,353

CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                                                      SINCE
                                              1 YEAR     5 YEARS    INCEPTION
                                              ------     -------    ---------
Common Class                                   5.54%      7.45%       7.09%
Class A Without Sales Charge                   5.39%      7.40%       6.33%
Class A With Maximum Sales Charge              0.40%      6.36%       5.54%
Class B Without CDSC                           4.66%      6.53%       5.47%
Class B With CDSC                              0.83%      6.53%       5.47%
Class C Without CDSC                           4.66%      6.56%       5.69%
Class C With CDSC                              3.70%      6.56%       5.69%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                                                      SINCE
                                              1 YEAR     5 YEARS    INCEPTION
                                              ------     -------    ---------
Common Class                                   3.02%       7.84%      6.86%
Class A Without Sales Charge                   2.75%       7.78%      6.13%
Class A With Maximum Sales Charge             (2.17)%      6.73%      5.36%
Class B Without CDSC                           1.91%       6.91%      5.27%
Class B With CDSC                             (1.82)%      6.91%      5.27%
Class C Without CDSC                           1.91%       6.94%      5.46%
Class C With CDSC                              0.98%       6.94%      5.46%

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was down 2.17%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 1.82%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 0.98%.

3 The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Lipper indices are net of fees and expenses. Investors cannot invest directly in an index.

4 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's Division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

5 Performance for the benchmarks is not available for the period beginning March 8, 1999 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 1999.

6 Performance for the benchmarks is not available for the period beginning February 28, 2000 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 2000.

CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------


                                      COMMON
ACTUAL FUND RETURN                     CLASS      CLASS A     CLASS B     CLASS C
                                     ---------   ---------   ---------   ---------
Beginning Account Value 5/1/05       $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 10/31/05        $1,034.30   $1,033.00   $1,029.10   $1,029.10
Expenses Paid per $1,000*            $    4.36   $    5.64   $    9.46   $    9.46

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 5/1/05       $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 10/31/05        $1,020.92   $1,019.66   $1,015.88   $1,015.88
Expenses Paid per $1,000*            $    4.33   $    5.60   $    9.40   $    9.40

                                      COMMON
                                       CLASS      CLASS A     CLASS B     CLASS C
                                     ---------   ---------   ---------   ---------
ANNUALIZED EXPENSE RATIOS*              0.85%       1.10%       1.85%       1.85%


________________

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD,
      THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
--------------------------------------------
  A                            0.6%
  BBB                          1.6%
  BB                          28.1%
  B                           49.3%
  CCC                         16.8%
  C                            0.1%
  NR                           3.5%
                             ------
  Total                      100.0%
                             ======

________________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------


     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY    RATE%        VALUE
    -----                                                         -------------    --------    ------    ------------
CORPORATE BONDS (89.4%)
AEROSPACE (1.7%)
$    650   Aviall, Inc., Senior Notes
             (Callable 07/01/07 @ $103.81)                          (BB , B1)      07/01/11     7.625    $    663,000
     500   BE Aerospace, Inc., Series B, Senior
             Subordinated Notes                                    (B- , Caa2)     03/01/08     8.000         501,250
     750   L-3 Communications Corp., Global Senior
             Subordinated Notes
             (Callable 01/15/10 @ $102.94)                         (BB+ , Ba3)     01/15/15     5.875         716,250
     620   Sequa Corp., Senior Notes                               (BB- , B1)      08/01/09     9.000         646,350
     150   Sequa Corp., Series B, Senior Notes                     (BB- , B1)      04/01/08     8.875         154,500
                                                                                                         ------------
                                                                                                            2,681,350
                                                                                                         ------------

AIRLINES (0.1%)
     100   American Airlines, Inc., Series 01-2,
             Pass Thru Certificates                                 (B , B1)       10/01/06     7.800          95,382
                                                                                                         ------------

AUTOMOBILE MANUFACTURING/VEHICLE PARTS (5.6%)
     260   ArvinMeritor, Inc., Notes                               (BB , Ba2)      03/01/12     8.750         245,050
     320   Cooper-Standard Automotive, Inc., Global
             Company Guaranteed Notes
             (Callable 12/15/09 @ $104.19) ss.                      (B , B3)       12/15/14     8.375         241,600
     275   Cummins, Inc., Global Senior Notes
             (Callable 12/01/06 @ $104.75) #                      (BBB- , Ba1)     12/01/10     9.500         294,938
     100   Delphi Corp., Global Notes ss.0                          (NR , NR)      06/15/06     6.550          69,750
     275   Dura Operating Corp., Series D, Company
             Guaranteed Notes (Callable
             05/01/06 @ $101.50) ss.                              (CCC+ , Caa2)    05/01/09     9.000         173,250
     600   Ford Motor Credit Co., Global Notes ss.                (BB+ , Baa3)     10/01/13     7.000         549,966
     600   Ford Motor Credit Co., Notes                           (BB+ , Baa3)     06/16/08     6.625         575,710
     850   General Motors Acceptance Corp., Global Bonds           (BB , Ba1)      11/01/31     8.000         879,927
   2,900   General Motors Acceptance Corp., Global Notes ss.       (BB , Ba1)      12/01/14     6.750       2,777,684
     850   Goodyear Tire & Rubber Co., Rule 144A,
             Senior Notes (Callable 07/01/10 @ $104.50) ++          (B- , B3)      07/01/15     9.000         824,500
     500   Group 1 Automotive, Inc., Senior Subordinated
             Notes (Callable 08/15/08 @ $104.12)                    (B+ , B1)      08/15/13     8.250         483,750
     600   Metaldyne Corp., Global Company Guaranteed
             Notes (Callable 06/15/07 @ $105.50) ss.              (CCC+ , Caa2)    06/15/12    11.000         438,000
     250   Stanadyne Corp., Global Senior Subordinated
             Notes (Callable 08/15/09 @ $105.00)                   (B- , Caa1)     08/15/14    10.000         245,000
     520   TRW Automotive, Global Senior Subordinated
             Notes (Callable 02/15/08 @ $105.50)                   (BB- , B1)      02/15/13    11.000         583,700
     350   Visteon Corp., Global Senior Notes                       (B- , B3)      08/01/10     8.250         325,063
                                                                                                         ------------
                                                                                                            8,707,888
                                                                                                         ------------

BROADCAST/OUTDOOR (1.2%)
     450   Allbritton Communications Co.,
             Global Senior Subordinated Notes
             (Callable 12/15/07 @ $103.88)                          (B- , B3)      12/15/12     7.750         446,625
     150   LIN Television Corp., Rule 144A,
             Senior Subordinated Notes
             (Callable 05/15/08 @ $103.25) ++                       (B- , B1)      05/15/13     6.500         142,875


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY     RATE%       VALUE
    -----                                                         -------------    --------    ------    ------------
CORPORATE BONDS
BROADCAST/OUTDOOR
$    850   Nexstar Finance Holdings LLC,
             Global Senior Discount Notes
             (Callable 04/01/08 @ $105.69) +                      (CCC+ , Caa1)    04/01/13     0.000    $    616,250
     350   Sinclair Broadcast Group, Inc.,
             Global Company Guaranteed Notes
             (Callable 12/15/06 @ $104.38)                          (B , B2)       12/15/11     8.750         369,250
     488   WMG Holdings Corp., Senior Discount Notes
             (Callable 12/15/09 @ $104.75) +                       (B- , Caa2)     12/15/14     0.000         337,940
                                                                                                         ------------
                                                                                                            1,912,940
                                                                                                         ------------

BUILDING PRODUCTS (0.7%)
     350   Jacuzzi Brands, Inc., Global Secured Notes
             (Callable 07/01/07 @ $104.81) ss.                      (B , B3)       07/01/10     9.625         367,500
     250   Nortek, Inc., Global Senior Subordinated Notes
             (Callable 09/01/09 @ $104.25)                        (CCC+ , Caa1)    09/01/14     8.500         240,000
     500   Ply Gem Industries, Inc., Global Senior
             Subordinated Notes
             (Callable 02/15/08 @ $104.50)                          (B- , B3)      02/15/12     9.000         407,500
                                                                                                         ------------
                                                                                                            1,015,000
                                                                                                         ------------

CABLE (5.5%)
     375   Cablevision Systems Corp., Series B,
             Global Senior Notes                                    (B+ , B3)      04/15/12     8.000         360,000
     165   CCO Holdings LLC, Global Senior Notes
             (Callable 11/15/08 @ $104.38) ss.                     (CCC- , B3)     11/15/13     8.750         159,637
      85   CCO Holdings LLC, Rule 144A, Senior Notes
             (Callable 11/15/08 @ $104.38) ++                      (CCC- , B3)     11/15/13     8.750          82,238
     300   Charter Communications Holdings LLC, Senior
             Notes (Callable 04/01/06 @ $101.44) ss.               (CCC- , Ca)     04/01/09     8.625         247,500
   1,700   Charter Communications Holdings LLC, Senior
             Notes (Callable 09/15/08 @ $105.12)                  (CCC- , Caa1)    09/15/10    10.250       1,712,750
   1,200   CSC Holdings, Inc., Rule 144A, Senior Notes #++         (BB- , B1)      04/15/12     7.000       1,164,000
     275   CSC Holdings, Inc., Senior Notes                        (BB- , B1)      12/15/07     7.875         283,250
     200   CSC Holdings, Inc., Series B, Debentures                (BB- , B1)      08/15/09     8.125         205,500
     200   CSC Holdings, Inc., Series B, Senior Notes              (BB- , B1)      07/15/09     8.125         205,500
     200   CSC Holdings, Inc., Series B, Senior Notes              (BB- , B1)      04/01/11     7.625         201,500
     180   Insight Communications Company, Inc.,
             Senior Discount Notes (Callable
             02/15/06 @ $106.12) ss.+                             (CCC+ , Caa1)    02/15/11     0.000         185,850
      20   Insight Midwest/Insight Capital Corp., Global
             Senior Notes (Callable 11/01/05 @ $105.25)             (B , B2)       11/01/10    10.500          21,100
   1,110   Insight Midwest/Insight Capital Corp., Senior
             Notes (Callable 10/01/06 @ $101.63)                    (B , B2)       10/01/09     9.750       1,146,075
     250   Mediacom Broadband LLC, Rule 144A, Senior
             Notes (Callable 10/15/10 @ $104.25) ++                 (B , B2)       10/15/15     8.500         231,250
     950   Mediacom LLC Capital Corp., Senior Notes
             (Callable 02/15/06 @ $103.94) ss.                      (B , B3)       02/15/11     7.875         885,875


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY     RATE%       VALUE
    -----                                                         -------------    --------    ------    ------------
CORPORATE BONDS
CABLE
$    625   Olympus Communications LP, Series B,
             Senior Notes 0                                         (NR , NR)      11/15/06    10.625    $    859,375
     597   Renaissance Media Group LLC, Company
             Guaranteed Notes
             (Callable 04/15/06 @ $100.00)                         (CCC+ , B3)     04/15/08    10.000         592,522
                                                                                                         ------------
                                                                                                            8,543,922
                                                                                                         ------------

CAPITAL GOODS (1.0%)
     250   Blount, Inc., Senior Subordinated Notes
             (Callable 08/01/08 @ $104.44)                          (B , B3)       08/01/12     8.875         264,375
     750   Case New Holland, Inc., Global Company
             Guaranteed Notes
             (Callable 08/01/07 @ $104.63)                         (BB- , Ba3)     08/01/11     9.250         793,125
     280   JII Holdings LLC, Global Secured Notes
             (Callable 01/01/06 @ $103.25)                        (CCC- , Caa2)    04/01/07    13.000         247,800
     235   Motors & Gears, Inc., Series D, Senior Notes           (CCC , Caa1)     11/15/06    10.750         226,775
                                                                                                         ------------
                                                                                                            1,532,075
                                                                                                         ------------

CHEMICALS (4.2%)
     488   Crystal US Holdings, Global Senior Discount
             Notes (Callable 10/01/09 @ $105.25) +                 (B- , Caa2)     10/01/14     0.000         340,380
     800   Equistar Chemicals Funding, Global Senior
             Notes (Callable 05/01/07 @ $105.31)                   (BB- , B2)      05/01/11    10.625         876,000
     378   Huntsman Company LLC, Global Company
             Guaranteed Notes
             (Callable 10/15/07 @ $105.81)                         (BB- , Ba3)     10/15/10    11.625         429,975
     198   Huntsman LLC, Global Company Guaranteed
             Notes (Callable 07/15/08 @ $105.75) #                  (B , B2)       07/15/12    11.500         224,978
     500   IMC Global, Inc., Global Senior Notes
             (Callable 08/01/08 @ $105.44)                         (BB , Ba3)      08/01/13    10.875         582,500
     250   IMC Global, Inc., Rule 144A, Company
             Guaranteed Notes
             (Callable 06/01/06 @ $105.62) ++                      (BB , Ba3)      06/01/11    11.250         272,500
     500   KI Holdings, Inc., Global Senior Discount
             Notes (Callable 11/15/09 @ $104.94) +                 (B- , Caa2)     11/15/14     0.000         338,125
   1,100   Lyondell Chemical Co., Global Company
             Guaranteed Notes
             (Callable 06/01/08 @ $105.25)                         (BB- , B1)      06/01/13    10.500       1,252,625
     350   Nalco Co., Global Senior Notes
             (Callable 11/15/07 @ $103.88)                          (B- , B2)      11/15/11     7.750         359,187
     550   PolyOne Corp., Rule 144A, Senior Notes
             (Callable 05/15/07 @ $105.31) ss.++                    (B+ , B3)      05/15/10    10.625         541,750
     400   Resolution Performance Products LLC,
             Global Senior Subordinated Notes
             (Callable 11/15/05 @ $106.75) ss.                     (B- , Caa2)     11/15/10    13.500         423,500
     747   Terra Capital, Inc., Global Secured Notes
             (Callable 06/01/07 @ $105.75)                          (B- , B2)      06/01/10    11.500         859,050
                                                                                                         ------------
                                                                                                            6,500,570
                                                                                                         ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY     RATE%       VALUE
    -----                                                         -------------    --------    ------    ------------
CORPORATE BONDS
COMPETITIVE LOCAL EXCHANGE CARRIER (0.4%)
$    350   Block Communications, Inc., Global Company
             Guaranteed Notes
             (Callable 04/15/06 @ $104.63)                          (B- , B2)      04/15/09     9.250    $    371,000
     294   Time Warner Telecom LLC, Senior Notes
             (Callable 07/15/06 @ $100.00) ss.                    (CCC+ , Caa1)    07/15/08     9.750         299,370
                                                                                                         ------------
                                                                                                              670,370
                                                                                                         ------------

CONSUMER PRODUCTS/TOBACCO (3.5%)
     400   AAC Group Holding Corp., Global Senior
             Discount Notes
             (Callable 10/01/08 @ $105.13)                         (B- , Caa1)     10/01/12    10.250         294,000
     200   Central Garden & Pet Co., Senior Subordinated
             Notes (Callable 02/01/08 @ $104.56)                    (B+ , B1)      02/01/13     9.125         211,000
      95   Chattem, Inc., Global Senior Subordinated
             Notes (Callable 03/01/09 @ $103.50) ss.                (B , B2)       03/01/14     7.000          96,425
     600   Jarden Corp., Global Company Guaranteed
             Notes (Callable 05/01/07 @ $104.88)                    (B- , B3)      05/01/12     9.750         609,000
   1,000   Johnsondiversey Holdings, Inc., Global
             Discount Notes
             (Callable 05/15/07 @ $105.34) ss.+                    (B , Caa1)      05/15/13     0.000         725,000
     950   Johnsondiversey, Inc., Series B, Global
             Company Guaranteed Notes
             (Callable 05/15/07 @ $104.81)                          (B , B3)       05/15/12     9.625         945,250
     553   PCA LLC, Global Senior Notes                             (C , Ca)       08/01/09    11.875         143,780
     350   Playtex Products, Inc., Global Company
             Guaranteed Notes
             (Callable 06/01/06 @ $104.69)                        (CCC+ , Caa2)    06/01/11     9.375         364,000
     400   Prestige Brands, Inc., Global Senior
             Subordinated Notes
             (Callable 04/15/08 @ $104.63) ss.                      (B- , B3)      04/15/12     9.250         406,000
     750   Remington Arms Company, Inc., Global
             Company Guaranteed Notes
             (Callable 02/01/07 @ $105.25) ss.                     (CCC+ , B3)     02/01/11    10.500         652,500
     250   RJ Reynolds Tobacco Holdings, Rule 144A,
             Notes ++                                              (BB+ , Ba2)     07/15/10     6.500         246,875
     500   Sealy Mattress Co., Global Senior
             Subordinated Notes
             (Callable 06/15/09 @ $104.13) ss.                      (B- , B3)      06/15/14     8.250         510,000
     275   True Temper Sports, Inc., Global
             Company Guaranteed Notes
             (Callable 03/15/08 @ $104.19)                        (CCC+ , Caa1)    09/15/11     8.375         248,875
                                                                                                         ------------
                                                                                                            5,452,705
                                                                                                         ------------

CONTAINERS (2.8%)
     800   Constar International, Inc., Senior
             Subordinated Notes
             (Callable 12/01/07 @ $105.50) ss.                    (CCC , Caa3)     12/01/12    11.000         460,000
     400   Graham Packaging Company, Inc.,
             Global Subordinated Notes
             (Callable 10/15/09 @ $104.94) ss.                    (CCC+ , Caa2)    10/15/14     9.875         376,000


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2005
--------------------------------------------------------------------------------


     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY     RATE%       VALUE
    -----                                                         -------------    --------    ------    ------------
CORPORATE BONDS
CONTAINERS
$    400   Graphic Packaging International Corp.,
             Global Senior Subordinated Notes
             (Callable 08/15/08 @ $104.75) ss.                      (B- , B3)      08/15/13     9.500    $    361,000
     100   Intertape Polymer US, Inc., Global Senior
             Subordinated Notes
             (Callable 08/01/09 @ $104.25)                          (B- , B3)      08/01/14     8.500          96,511
      50   Owens-Brockway, Global Company
             Guaranteed Notes
             (Callable 02/15/06 @ $104.44)                         (BB- , B1)      02/15/09     8.875          52,500
     500   Owens-Brockway, Rule 144A, Senior
             Notes (Callable 05/15/08 @ $104.13) ++                 (B , B2)       05/15/13     8.250         512,500
     400   Owens-Illinois, Inc., Senior Notes                       (B , B3)       05/15/07     8.100         408,000
      35   Owens-Illinois, Inc., Senior Notes                       (B , B3)       05/15/08     7.350          35,175
     250   Plastipak Holdings, Inc., Global Company
             Guaranteed Senior Notes
             (Callable 09/01/06 @ $105.38)                          (B+ , B3)      09/01/11    10.750         275,000
     250   Pliant Corp., Company Guaranteed Notes
             (Callable 06/01/06 @ $104.33)                         (CCC- , Ca)     06/01/10    13.000          37,500
     750   Pliant Corp., Global Secured Notes
             (Callable 06/01/07 @ $105.56) ss.                    (CCC- , Caa3)    09/01/09    11.125         615,000
     300   Solo Cup Co., Global Senior Subordinated
             Notes (Callable 02/15/09 @ $104.25) ss.               (B- , Caa1)     02/15/14     8.500         247,500
     800   U.S. Can Corp., Global Company Guaranteed
             Notes (Callable 07/15/07 @ $105.44) ss.              (CCC+ , Caa2)    07/15/10    10.875         828,000
                                                                                                         ------------
                                                                                                            4,304,686
                                                                                                         ------------

DIVERSIFIED TELECOMMUNICATIONS (2.7%)
     500   Cincinnati Bell, Inc., Global Senior
             Subordinated Notes
             (Callable 01/15/09 @ $104.19) ss.                      (B- , B3)      01/15/14     8.375         488,750
     500   Citizens Communications Co., Senior Notes               (BB+ , Ba3)     01/15/13     6.250         476,250
     375   Hawaiian Telcom Communications, Inc.,
             Rule 144A, Senior Notes
             (Callable 05/01/09 @ $104.88) ss.++                    (B- , B3)      05/01/13     9.750         375,000
   1,000   Qwest Corp., Global Senior Notes                        (BB- , Ba3)     09/01/11     7.875       1,052,500
     750   Qwest Corp., Notes ss.                                  (BB , Ba3)      11/15/08     5.625         746,250
     862   Qwest Corp., Rule 144A, Senior Notes ++                 (BB , Ba3)      06/15/15     7.625         887,860
     100   Qwest Services Corp., Global Secured Notes
             (Callable 12/15/06 @ $106.75)                         (B , Caa1)      12/15/10    13.500         114,750
                                                                                                         ------------
                                                                                                            4,141,360
                                                                                                         ------------

ENERGY - OTHER (4.2%)
     550   Dynegy Holdings, Inc., Rule 144A, Secured
             Notes (Callable 07/15/08 @ $105.06) ++                 (B- , B3)      07/15/13    10.125         607,750
     250   Dynegy Holdings, Inc., Senior Notes ss.                (CCC+ , Caa2)    04/01/11     6.875         240,625
     700   El Paso Corp., Senior Notes ss.                         (B- , Caa1)     05/15/11     7.000         693,000
   1,000   El Paso Natural Gas Co., Global Senior Notes
             (Callable 08/01/07 @ $103.81)                          (B , B1)       08/01/10     7.625       1,054,426
     775   El Paso Production Holding Co., Global
             Company Guaranteed Notes
             (Callable 06/01/08 @ $103.02)                          (B , B3)       06/01/13     7.750         802,125


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY     RATE%       VALUE
    -----                                                         -------------    --------    ------    ------------
CORPORATE BONDS
ENERGY - OTHER
$    162   Giant Industries, Inc., Global Company
             Guaranteed Notes
             (Callable 05/15/07 @ $105.50)                          (B- , B3)      05/15/12    11.000    $    181,035
     400   Giant Industries, Inc., Senior Subordinated
             Notes (Callable 05/15/09 @ $104.00) ss.                (B- , B3)      05/15/14     8.000         416,000
     250   Inergy LP / Inergy Finance Corp., Global Senior
             Notes (Callable 12/15/09 @ $103.44)                    (B- , B1)      12/15/14     6.875         238,125
     300   Reliant Energy, Inc., Secured Notes
             (Callable 12/15/09 @ $103.38)                          (B+ , B1)      12/15/14     6.750         280,500
     600   Reliant Resources, Inc., Global Secured Notes
             (Callable 07/15/08 @ $104.75)                          (B+ , B1)      07/15/13     9.500         642,000
     250   Southern Star Centennial Corp., Global Secured
             Notes (Callable 08/01/07 @ $104.25) ss.                (B+ , B1)      08/01/10     8.500         266,875
   1,000   Williams Companies, Inc., Global Senior
             Unsecured Notes #                                      (B+ , B1)      03/15/12     8.125       1,085,000
                                                                                                         ------------
                                                                                                            6,507,461
                                                                                                         ------------

ENVIRONMENTAL SERVICES (0.6%)
     950   Allied Waste North America, Inc., Series B,
             Global Senior Notes
             (Callable 04/15/09 @ $103.69) ss.                     (B+ , Caa1)     04/15/14     7.375         895,375
                                                                                                         ------------

FINANCE - OTHER (0.1%)
     100   Senior Housing Properties Trust, Senior Notes           (BB+ , Ba2)     01/15/12     8.625         110,500
                                                                                                         ------------

FOOD PROCESSORS/BEVERAGE/BOTTLING (1.8%)
     188   Birds Eye Foods, Inc., Company Guaranteed
             Notes (Callable 11/01/05 @ $101.98)                    (B- , B3)      11/01/08    11.875         193,170
     100   Chiquita Brands International, Inc., Global
             Senior Notes (Callable 11/01/09 @ $103.75) ss.         (B- , B3)      11/01/14     7.500          94,750
      50   Del Monte Corp., Global Senior Subordinated
             Notes (Callable 12/15/07 @ $104.31)                    (B , B2)       12/15/12     8.625          53,500
     600   Eagle Family Foods, Inc., Series B, Company
             Guaranteed Notes
             (Callable 01/15/06 @ $100.00)                        (CCC , Caa2)     01/15/08     8.750         471,000
     365   Land O' Lakes, Inc., Global Senior Notes
             (Callable 11/15/06 @ $104.38)                          (B , B2)       11/15/11     8.750         384,163
     500   National Beef Packing Company LLC, Global
             Senior Notes (Callable 08/01/07 @ $105.25)             (B- , B3)      08/01/11    10.500         518,750
     280   National Wine & Spirits, Inc., Company
             Guaranteed Notes
             (Callable 01/15/06 @ $101.69)                         (CCC+ , B3)     01/15/09    10.125         284,200
     200   Smithfield Foods, Inc., Series B, Global
             Senior Notes                                          (BB , Ba2)      10/15/09     8.000         212,250
     100   Swift & Co., Global Company Guaranteed
             Notes (Callable 10/01/06 @ $105.06)                    (B+ , B2)      10/01/09    10.125         106,000
     450   Swift & Co., Global Senior Subordinated
             Notes (Callable 10/01/06 @ $106.25)                    (B , B3)       01/01/10    12.500         480,375
                                                                                                         ------------
                                                                                                            2,798,158
                                                                                                         ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY     RATE%       VALUE
    -----                                                         -------------    --------    ------    ------------
CORPORATE BONDS
GAMING (5.9%)
$    560   Ameristar Casinos, Inc., Global Company
             Guaranteed Notes
             (Callable 02/15/06 @ $105.38)                          (B+ , B2)      02/15/09    10.750    $    599,200
     100   Aztar Corp., Global Senior Subordinated
             Notes (Callable 08/15/06 @ $104.50)                   (B+ , Ba3)      08/15/11     9.000         106,250
     475   CCM Merger, Inc., Rule 144A, Notes
             (Callable 08/01/09 @ $104.00) ++                       (B- , B3)      08/01/13     8.000         472,625
     500   Choctaw Resort Development Enterprise,
             Rule 144A, Senior Notes
             (Callable 11/15/11 @ $103.63) ++                      (BB- , B1)      11/15/19     7.250         497,500
     350   Circus Circus & Eldorado, Global First
             Mortgage Notes (Callable 03/01/07 @ $105.06)           (B , B1)       03/01/12    10.125         367,500
     250   Herbst Gaming, Inc., Global Senior Subordinated
             Notes (Callable 06/01/08 @ $104.06)                    (B- , B3)      06/01/12     8.125         259,375
     675   Inn of the Mountain Gods Resort, Global Senior
             Notes (Callable 11/15/07 @ $106.00) ss.                (B , B3)       11/15/10    12.000         725,625
     250   Majestic Star Casino LLC, Company Guaranteed
             Notes (Callable 10/15/07 @ $104.75)                    (B , B2)       10/15/10     9.500         245,938
     975   MGM Mirage Inc., Company Guaranteed Notes               (BB , Ba2)      10/01/09     6.000         962,812
     150   MGM Mirage Inc., Company Guaranteed Notes               (BB , Ba2)      09/15/10     8.500         161,625
     400   MGM Mirage Inc., Company Guaranteed Notes ss.           (B+ , Ba3)      02/01/11     8.375         425,000
     450   Mohegan Tribal Gaming Authority, Global Senior
             Subordinated Notes
             (Callable 08/15/09 @ $103.56)                         (B+ , Ba3)      08/15/14     7.125         456,750
     600   MTR Gaming Group, Inc., Series B, Global
             Company Guaranteed Notes
             (Callable 04/01/07 @ $104.88)                          (B+ , B2)      04/01/10     9.750         634,500
     500   Penn National Gaming, Inc., Company
             Guaranteed Notes (Callable 03/15/06 @ $104.44)         (B , B2)       03/15/10     8.875         524,375
     200   Riviera Holdings Corp., Global Company
             Guaranteed Notes
             (Callable 06/15/06 @ $105.50) ss.                      (B , B2)       06/15/10    11.000         218,500
     350   Station Casinos, Inc., Global Senior
             Subordinated Notes
             (Callable 03/01/09 @ $102.58) ss.                     (B+ , Ba3)      03/01/16     6.875         354,375
     837   Waterford Gaming LLC, Rule 144A, Senior
             Notes (Callable 09/15/08 @ $103.55) ++                 (B+ , B1)      09/15/12     8.625         903,960
     500   Wheeling Island Gaming, Inc., Global Company
             Guaranteed Notes (Callable 12/15/05 @ $105.06)         (B+ , B3)      12/15/09    10.125         526,250
      18   Windsor Woodmont Black Hawk, Series B,
             First Mortgage Notes 0^                                (NR , NR)      03/15/05    13.000           2,500
     700   Wynn Las Vegas LLC, Global Notes
             (Callable 12/01/09 @ $103.31) ss.                      (B+ , B2)      12/01/14     6.625         670,250
                                                                                                         ------------
                                                                                                            9,114,910
                                                                                                         ------------

HEALTHCARE FACILITIES/SUPPLIES (4.0%)
     500   Alpharma, Inc., Global Company Guaranteed
             Notes (Callable 05/01/07 @ $104.31)                    (B- , B3)      05/01/11     8.625         537,500
     250   DaVita, Inc., Global Company Guaranteed
             Notes (Callable 03/15/10 @ $103.63) ss.                (B , B3)       03/15/15     7.250         253,750


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY     RATE%       VALUE
    -----                                                         -------------    --------    ------    ------------
CORPORATE BONDS
HEALTHCARE FACILITIES/SUPPLIES
$    250   Extendicare Health Services, Inc., Company
             Guaranteed Notes
             (Callable 07/01/06 @ $104.75)                          (B , B1)       07/01/10     9.500    $    267,500
     250   Fisher Communications, Inc., Global Senior
             Notes (Callable 09/15/09 @ $104.31)                    (B- , B2)      09/15/14     8.625         267,500
     500   Fisher Scientific International, Inc., Global
             Senior Subordinated Notes
             (Callable 08/15/09 @ $103.38)                         (BB+ , Ba2)     08/15/14     6.750         518,750
     200   Fisher Scientific International, Inc., Rule 144A,
             Senior Subordinated Notes
             (Callable 07/01/10 @ $103.06) ++                      (BB+ , Ba2)     07/01/15     6.125         199,500
     350   HCA, Inc., Notes                                        (BB+ , Ba2)     10/01/12     6.300         346,180
     350   Medical Device Manufacturing, Inc., Global
             Company Guaranteed Notes
             (Callable 07/15/08 @ $105.00)                         (B- , Caa1)     07/15/12    10.000         411,250
     250   Medquest, Inc., Series B, Global Company
             Guaranteed Notes
             (Callable 08/15/07 @ $105.94)                        (CCC+ , Caa1)    08/15/12    11.875         248,125
     800   MQ Associates, Inc., Global Senior Discount
             Notes (Callable 08/15/08 @ $109.00) ss.+             (CCC+ , Caa2)    08/15/12     0.000         476,000
     344   PacifiCare Health Systems, Inc., Global
             Company Guaranteed Notes
             (Callable 06/01/06 @ $105.38)                        (BBB- , Ba3)     06/01/09    10.750         371,090
     150   Rotech Healthcare, Inc., Global Company
             Guaranteed Notes
             (Callable 04/01/07 @ $104.75)                          (B , B2)       04/01/12     9.500         160,125
     350   Rural/Metro Corp., Rule 144A, Senior
             Subordinated Notes
             (Callable 03/15/10 @ $104.94) ++                     (CCC+ , Caa1)    03/15/15     9.875         355,250
     250   Tenet Healthcare Corp., Global Senior Notes              (B , B3)       07/01/14     9.875         243,125
     750   Triad Hospital, Inc., Senior Subordinated
             Notes (Callable 11/15/08 @ $103.50)                    (B+ , B3)      11/15/13     7.000         753,750
     500   Universal Hospital Services, Inc., Global Senior
             Notes (Callable 11/01/07 @ $105.06)                    (B- , B3)      11/01/11    10.125         503,750
     250   Vanguard Health Holding Co., Global Senior
             Subordinated Notes
             (Callable 10/01/09 @ $104.50)                        (CCC+ , Caa1)    10/01/14     9.000         261,875
                                                                                                         ------------
                                                                                                            6,175,020
                                                                                                         ------------

HOME BUILDERS (2.6%)
     380   Beazer Homes USA, Inc., Global Company
             Guaranteed Notes
             (Callable 04/15/07 @ $104.19)                         (BB , Ba1)      04/15/12     8.375         389,975
     300   D.R. Horton, Inc., Global Company
             Guaranteed Notes
             (Callable 04/15/07 @ $104.25)                         (BB+ , Ba1)     04/15/12     8.500         323,284
     350   K Hovnanian Enterprises, Global Company
             Guaranteed Notes                                      (BB , Ba1)      01/15/16     6.250         314,038
     700   KB Home, Senior Notes                                   (BB+ , Ba1)     06/15/15     6.250         662,054
     200   KB Home, Senior Subordinated Notes ss.                  (BB- , Ba2)     12/15/08     8.625         211,764


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY     RATE%       VALUE
    -----                                                         -------------    --------    ------    ------------
CORPORATE BONDS
HOME BUILDERS
$    150   Ryland Group, Inc., Senior Subordinated Notes
             (Callable 06/15/06 @ $104.56)                         (BB+ , Ba2)     06/15/11     9.125    $    159,481
     350   Technical Olympic USA, Inc., Global Senior
             Subordinated Notes                                     (B- , B2)      01/15/15     7.500         292,250
     200   Toll Corp., Senior Subordinated Notes
             (Callable 12/01/06 @ $104.12) ss.                     (BB+ , Ba2)     12/01/11     8.250         212,500
     350   WCI Communities, Inc., Global Company
             Guaranteed Notes
             (Callable 05/01/07 @ $104.56) ss.                     (B+ , Ba3)      05/01/12     9.125         353,500
     500   William Lyon Homes, Inc., Company Guaranteed
             Notes (Callable 04/01/08 @ $105.38)                    (B , B2)       04/01/13    10.750         526,250
     450   William Lyon Homes, Inc., Global Senior Notes
             (Callable 02/15/09 @ $103.75)                          (B , B2)       02/15/14     7.500         393,750
     150   William Lyon Homes, Inc., Global Senior Notes
             (Callable 12/15/08 @ $103.81)                          (B , B2)       12/15/12     7.625         134,250
                                                                                                         ------------
                                                                                                            3,973,096
                                                                                                         ------------

INDUSTRIAL - OTHER (1.1%)
     350   Altra Industrial Motion, Inc., Rule 144A,
             Secured Notes
             (Callable 12/01/08 @ $104.50) #++                     (CCC+ , B3)     12/01/11     9.500         341,250
     500   Amsted Industries, Inc., Rule 144A, Senior
             Notes (Callable 10/15/07 @ $105.12) ++                 (B , B3)       10/15/11    10.250         537,500
     350   Hawk Corp., Global Senior Notes
             (Callable 11/01/09 @ $104.38)                          (B , B2)       11/01/14     8.750         355,250
     500   Wolverine Tube, Inc., Rule 144A, Senior
             Notes ss.++                                          (CCC+ , Caa1)    08/01/08     7.375         432,500
                                                                                                         ------------
                                                                                                            1,666,500
                                                                                                         ------------

LEISURE (2.8%)
     300   AMC Entertainment, Inc., Global Senior
             Subordinated Notes
             (Callable 02/01/07 @ $104.94) ss.                     (CCC+ , B3)     02/01/12     9.875         288,000
     350   AMC Entertainment, Inc., Global Senior
             Subordinated Notes
             (Callable 03/01/09 @ $104.00) ss.                     (CCC+ , B3)     03/01/14     8.000         304,500
     249   AMC Entertainment, Inc., Senior Subordinated
             Notes (Callable 02/01/06 @ $101.58)                   (CCC+ , B3)     02/01/11     9.500         237,172
     250   Bally Total Fitness Holding Corp., Global Senior
             Notes (Callable 07/15/07 @ $105.25) ss.              (CCC- , Caa1)    07/15/11    10.500         255,313
     550   Carmike Cinemas, Inc., Global Senior
             Subordinated Notes
             (Callable 02/15/09 @ $103.75) ss.                    (CCC+ , Caa1)    02/15/14     7.500         473,000
     750   Cinemark USA, Inc., Global Senior
             Subordinated Notes
             (Callable 02/01/08 @ $104.50)                          (B- , B3)      02/01/13     9.000         778,125
     250   Cinemark, Inc., Global Senior Discount Notes
             (Callable 03/15/09 @ $104.88) +                       (B- , Caa1)     03/15/14     0.000         178,125
     400   Icon Health & Fitness, Global Company
             Guaranteed Notes
             (Callable 04/01/07 @ $105.62) ss.                    (CCC- , Caa3)    04/01/12    11.250         322,000


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY     RATE%       VALUE
    -----                                                         -------------    --------    ------    ------------
CORPORATE BONDS
LEISURE
$    400   Six Flags, Inc., Global Senior Notes
             (Callable 02/01/06 @ $104.44) ss.                    (CCC , Caa1)     02/01/10     8.875    $    399,000
     400   Six Flags, Inc., Global Senior Notes
             (Callable 06/01/09 @ $104.81)                        (CCC , Caa1)     06/01/14     9.625         398,000
     700   Speedway Motorsports, Inc., Global Senior
             Subordinated Notes
             (Callable 06/01/08 @ $103.38)                         (B+ , Ba2)      06/01/13     6.750         719,250
                                                                                                         ------------
                                                                                                            4,352,485
                                                                                                         ------------

LODGING (0.5%)
     375   Host Marriott Corp., Global Senior Notes
             (Callable 11/01/08 @ $103.56)                         (BB- , Ba2)     11/01/13     7.125         382,031
     200   Host Marriott LP, Series O, Global Company
             Guaranteed Notes
             (Callable 03/15/10 @ $103.19)                         (B+ , Ba2)      03/15/15     6.375         195,000
     150   San Pasqual Casino, Rule 144A, Notes
             (Callable 09/15/09 @ $104.00) ++                       (B+ , B2)      09/15/13     8.000         150,000
     100   Starwood Hotels & Resorts Worldwide, Inc.,
             Global Company Guaranteed Notes #                     (BB+ , Ba1)     05/01/12     7.875         108,250
                                                                                                         ------------
                                                                                                              835,281
                                                                                                         ------------

METALS & MINING (1.9%)
     350   AK Steel Corp., Global Company Guaranteed
             Notes (Callable 06/15/07 @ $103.88) ss.                (B+ , B1)      06/15/12     7.750         316,750
     250   California Steel Industries, Inc., Global Senior
             Notes (Callable 03/15/09 @ $103.06)                   (BB- , Ba2)     03/15/14     6.125         233,750
     800   International Steel Group, Inc., Global
             Senior Notes                                          (BB , Ba2)      04/15/14     6.500         790,000
     100   Southern Peru Copper Corp., Rule 144A, Notes ++        (BBB- , Ba1)     07/27/15     6.375          97,947
     600   Southern Peru Copper Corp., Rule 144A, Notes ++        (BBB- , Ba1)     07/27/35     7.500         575,959
     350   UCAR Finance, Inc., Global Company
             Guaranteed Notes
             (Callable 02/15/07 @ $105.13) ss.                      (B- , B2)      02/15/12    10.250         371,000
   1,000   WCI Steel, Inc., Series B, Senior Notes 0                (NR , NR)      12/01/49    10.000         545,000
                                                                                                         ------------
                                                                                                            2,930,406
                                                                                                         ------------

OIL EQUIPMENT (0.7%)
     500   Parker Drilling Co., Global Senior Notes
             (Callable 10/01/08 @ $104.81) ss.                      (B- , B2)      10/01/13     9.625         567,500
     176   Parker Drilling Co., Series B, Company
             Guaranteed Notes
             (Callable 11/15/05 @ $103.38) ss.                      (B- , B2)      11/15/09    10.125         182,380
     250   Pride International, Inc., Global Senior
             Notes (Callable 07/15/09 @ $103.69) ss.               (BB- , Ba2)     07/15/14     7.375         270,625
                                                                                                         ------------
                                                                                                            1,020,505
                                                                                                         ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY     RATE%       VALUE
    -----                                                         -------------    --------    ------    ------------
CORPORATE BONDS
PAPER & FOREST PRODUCTS (2.2%)
$    450   Appleton Papers, Inc., Series B, Global Senior
             Subordinated Notes
             (Callable 06/15/09 @ $104.88) ss.                      (B+ , B3)      06/15/14     9.750    $    425,250
     250   Caraustar Industries, Inc., Global Company
             Guaranteed Notes
             (Callable 04/01/06 @ $105.25) ss.                     (B- , Caa1)     04/01/11     9.875         246,250
     650   Georgia-Pacific Corp., Global Company
             Guaranteed Notes
             (Callable 02/01/08 @ $104.69)                         (BB+ , Ba1)     02/01/13     9.375         719,875
     500   Georgia-Pacific Corp., Global Senior Notes              (BB+ , Ba2)     01/15/24     8.000         535,000
     200   Georgia-Pacific Corp., Notes                            (BB+ , Ba2)     05/15/06     7.500         203,000
     600   Neenah Paper, Inc., Global Senior Notes
             (Callable 11/15/09 @ $103.69)                          (B+ , B1)      11/15/14     7.375         561,000
     500   Newark Group, Inc., Global Senior
             Subordinated Notes
             (Callable 03/15/09 @ $104.88)                         (B- , Caa1)     03/15/14     9.750         432,500
     150   Stone Container Corp., Global Senior Notes
             (Callable 02/01/06 @ $104.88)                          (B , B2)       02/01/11     9.750         150,750
     140   Stone Container Corp., Global Senior Notes
             (Callable 07/01/07 @ $104.19)                          (B , B2)       07/01/12     8.375         134,400
                                                                                                         ------------
                                                                                                            3,408,025
                                                                                                         ------------

PHARMACEUTICALS (0.6%)
     425   Athena Neurosciences Finance LLC,
             Company Guaranteed Notes                               (B , B3)       02/21/08     7.250         412,250
     600   Mylan Laboratories, Inc., Rule 144A,
             Senior Notes ss.++                                    (BB+ , Ba1)     08/15/10     5.750         595,500
                                                                                                         ------------
                                                                                                            1,007,750
                                                                                                         ------------

PUBLISHING (1.9%)
     150   Dex Media East LLC, Global Company
             Guaranteed Notes
             (Callable 11/15/06 @ $104.94)                          (B , B1)       11/15/09     9.875         163,875
     250   Dex Media, Inc., Global Discount Notes
             (Callable 11/15/08 @ $104.50) +                        (B , B3)       11/15/13     0.000         195,000
     700   Dex Media, Inc., Global Notes
             (Callable 11/15/08 @ $104.00)                          (B , B3)       11/15/13     8.000         715,750
     750   Haights Cross Operating Co., Global Company
             Guaranteed Notes
             (Callable 08/15/08 @ $105.88)                        (CCC , Caa1)     08/15/11    11.750         817,500
     250   Houghton Mifflin Co., Global Senior
             Subordinated Notes
             (Callable 02/01/08 @ $104.94) ss.                     (B- , Caa1)     02/01/13     9.875         259,375
     400   Sheridan Acquisition Corp., Global Secured
             Notes (Callable 08/15/07 @ $105.13) ss.                (B , B1)       08/15/11    10.250         418,000
     375   WDAC Subsidiary Corp., Rule 144A, Senior
             Notes (Callable 12/01/09 @ $104.19) ss.++            (CCC+ , Caa1)    12/01/14     8.375         355,313
                                                                                                         ------------
                                                                                                            2,924,813
                                                                                                         ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY     RATE%       VALUE
    -----                                                         -------------    --------    ------    ------------
CORPORATE BONDS
RESTAURANTS (0.5%)
$    250   Friendly Ice Cream Corp., Global Senior
             Notes (Callable 06/15/08 @ $104.19) ss.                (B- , B2)      06/15/12     8.375    $    231,250
     250   Morton's Restaurant Group, Inc., Global
             Secured Notes
             (Callable 07/01/07 @ $105.30) ss.                      (B- , B2)      07/01/10     7.500         246,875
     330   Sbarro, Inc., Company Guaranteed Notes
             (Callable 09/15/06 @ $101.83) ss.                    (CCC+ , Caa2)    09/15/09    11.000         323,400
                                                                                                         ------------
                                                                                                              801,525
                                                                                                         ------------

RETAIL-FOOD & DRUG (1.1%)
     550   Delhaize America, Inc., Global Company
             Guaranteed Notes                                      (BB+ , Ba1)     04/15/11     8.125         590,129
     550   Rite Aid Corp., Global Secured Notes
             (Callable 05/01/07 @ $104.06)                          (B+ , B2)      05/01/10     8.125         552,750
     350   Roundy's, Inc., Series B, Global Company
             Guaranteed Notes
             (Callable 06/15/07 @ $104.44)                          (NR , NR)      06/15/12     8.875         385,833
     150   Stater Brothers Holdings, Inc., Global Senior
             Notes (Callable 06/15/08 @ $104.06)                   (BB- , B1)      06/15/12     8.125         147,375
                                                                                                         ------------
                                                                                                            1,676,087
                                                                                                         ------------

RETAIL STORES (2.8%)
     350   Asbury Automotive Group, Inc., Global
             Company Guaranteed Notes
             (Callable 06/15/07 @ $104.50) ss.                      (B , B3)       06/15/12     9.000         347,375
     450   AutoNation, Inc., Global Company
             Guaranteed Notes                                     (BBB- , Ba2)     08/01/08     9.000         488,250
     400   Brookstone Company, Inc., Rule 144A,
             Secured Notes (Callable 10/15/09 @ $106.00) ++         (B , B3)       10/15/12    12.000         386,000
     550   Finlay Fine Jewelry Corp., Global Senior
             Notes (Callable 06/01/08 @ $104.19) ss.                (B , B2)       06/01/12     8.375         470,250
     700   JC Penney Company, Inc., Series MTNA,
             Notes ss.                                             (BB+ , Ba1)     10/15/15     6.875         732,942
     500   Nebraska Book Company, Inc., Global Senior
             Subordinated Notes
             (Callable 03/15/08 @ $104.31)                        (CCC+ , Caa1)    03/15/12     8.625         470,000
     420   Neiman Marcus Group, Inc., Rule 144A,
             Senior Subordinated Notes
             (Callable 10/15/10 @ $105.19) ++                       (B- , B3)      10/15/15    10.375         407,400
     500   Sonic Automotive, Inc., Series B,
             Global Senior Subordinated Notes
             (Callable 08/15/08 @ $104.31) ss.                      (B , B2)       08/15/13     8.625         480,000
     500   Southern States Cooperative, Inc., Rule 144A,
             Senior Notes (Callable 11/01/07 @ $108.00) ++          (B , B3)       11/01/10    10.500         528,750
                                                                                                         ------------
                                                                                                            4,310,967
                                                                                                         ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)    MATURITY    RATE%        VALUE
    ------                                                        -------------    --------    ------    ------------
CORPORATE BONDS
SATELLITE (1.0%)
$    455   Directv Holdings LLC, Global Senior Notes
             (Callable 03/15/08 @ $104.19)                         (BB- , Ba2)     03/15/13     8.375    $    494,812
     300   EchoStar DBS Corp., Global Company
             Guaranteed Notes                                      (BB- , Ba3)     10/01/14     6.625         292,500
     500   EchoStar DBS Corp., Global Senior Notes                 (BB- , Ba3)     10/01/11     6.375         488,750
     227   PanAmSat Corp., Global Company Guaranteed
             Notes (Callable 08/15/09 @ $104.50)                    (B+ , B1)      08/15/14     9.000         240,053
                                                                                                         ------------
                                                                                                            1,516,115
                                                                                                         ------------

SECONDARY OIL & GAS PRODUCERS (3.0%)
     650   Chesapeake Energy Corp., Global Company
             Guaranteed Notes
             (Callable 07/15/10 @ $103.13)                         (BB , Ba2)      01/15/18     6.250         633,750
     650   Chesapeake Energy Corp., Senior Notes
             (Callable 01/15/09 @ $103.44)                         (BB , Ba2)      01/15/16     6.875         661,375
     800   Forest Oil Corp., Global Senior Notes                   (BB- , Ba3)     12/15/11     8.000         878,000
     350   Frontier Oil Corp., Global Senior Notes
             (Callable 10/01/07 @ $103.31)                          (B+ , B1)      10/01/11     6.625         358,750
     250   Houston Exploration Company, Global Senior
             Subordinated Notes
             (Callable 06/15/08 @ $103.50)                          (B+ , B2)      06/15/13     7.000         251,875
     600   Plains Exploration & Production Company LP,
             Global Senior Subordinated Notes
             (Callable 07/01/07 @ $104.38)                         (B+ , Ba3)      07/01/12     8.750         643,500
     200   Range Resources Corp., Global Company
             Guaranteed Notes
             (Callable 03/15/10 @ $103.19)                          (B , B3)       03/15/15     6.375         199,000
     600   Swift Energy Co., Senior Notes
             (Callable 07/15/08 @ $103.81)                         (BB- , B1)      07/15/11     7.625         613,500
     345   Vintage Petroleum, Inc., Global Senior
             Subordinated Notes
             (Callable 05/15/06 @ $103.94)                          (B , B1)       05/15/11     7.875         363,113
                                                                                                         ------------
                                                                                                            4,602,863
                                                                                                         ------------

SERVICES-OTHER (3.0%)
     400   Allied Security Escrow, Global Senior
             Subordinated Notes
             (Callable 07/15/08 @ $105.69)                         (B- , Caa1)     07/15/11    11.375         383,731
     400   Brand Services, Inc., Global Company
             Guaranteed Notes
             (Callable 10/15/07 @ $106.00)                        (CCC+ , Caa1)    10/15/12    12.000         426,000
     400   Brickman Group, Ltd., Series B, Global
             Company Guaranteed Notes
             (Callable 12/15/06 @ $105.88)                          (B , B2)       12/15/09    11.750         447,000
     500   Corrections Corporation of America, Senior
             Notes (Callable 05/01/07 @ $103.75)                   (BB- , Ba3)     05/01/11     7.500         519,375
     500   Integrated Alarm Services Group, Inc.,
             Rule 144A, Secured Notes
             (Callable 11/15/08 @ $106.00) #++                      (B- , B3)      11/15/11    12.750         502,500
     650   Iron Mountain, Inc., Company Guaranteed
             Notes (Callable 07/01/08 @ $103.31)                   (B , Caa1)      01/01/16     6.625         601,250


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)    MATURITY    RATE%        VALUE
    ------                                                        -------------    --------    ------    ------------
CORPORATE BONDS
SERVICES-OTHER
$    200   Protection One Alarm Monitor, Series B, Global
             Company Guaranteed Notes                              (B- , Caa1)     01/15/09     8.125    $    196,000
     500   Rent-Way, Inc., Global Secured Notes                     (B- , B3)      06/15/10    11.875         540,000
     590   United Rentals North America, Inc., Global
             Company Guaranteed Notes
             (Callable 02/15/08 @ $103.25)                         (BB- , B3)      02/15/12     6.500         568,613
     425   Williams Scotsman, Inc., Rule 144A, Senior
             Notes (Callable 10/01/10 @ $104.25) ++                 (B , B3)       10/01/15     8.500         433,500
                                                                                                         ------------
                                                                                                            4,617,969
                                                                                                         ------------

TECHNOLOGY (3.1%)
     400   Advanced Micro Devices, Inc., Global Senior
             Notes (Callable 11/01/08 @ $103.88)                    (B- , B3)      11/01/12     7.750         402,000
     200   Amkor Technology, Inc., Global Senior Notes ss.         (B- , Caa1)     02/15/08     9.250         192,000
     800   Amkor Technology, Inc., Global Senior Notes
             (Callable 05/15/08 @ $103.88) ss.                     (B- , Caa1)     05/15/13     7.750         686,000
     450   Freescale Semiconductor, Inc., Global Senior
             Notes (Callable 07/15/09 @ $103.56)                   (BB+ , Ba2)     07/15/14     7.125         474,188
     600   Magnachip Semiconductor, Global Senior
             Subordinated Notes
             (Callable 12/15/09 @ $104.00) ss.                      (B- , B2)      12/15/14     8.000         552,000
     550   Sanmina-SCI Corp., Global Company
             Guaranteed Notes
             (Callable 01/15/07 @ $105.19)                         (BB- , Ba2)     01/15/10    10.375         605,000
     805   SunGard Data Systems, Inc., Rule 144A,
             Senior Unsecured Notes
             (Callable 08/15/09 @ $104.56) ++                       (B- , B3)      08/15/13     9.125         821,100
   1,050   Xerox Corp., Senior Notes
             (Callable 06/15/08 @ $103.81)                         (BB- , Ba2)     06/15/13     7.625       1,107,750
                                                                                                         ------------
                                                                                                            4,840,038
                                                                                                         ------------

TEXTILE/APPAREL/SHOE MANUFACTURING (1.0%)
     200   BGF Industries, Inc., Series B, Senior
             Subordinated Notes
             (Callable 01/15/06 @ $101.75)                         (CCC- , Ca)     01/15/09    10.250         185,000
     850   Levi Strauss & Co., Global Senior Notes
             (Callable 12/15/07 @ $106.13)                         (B- , Caa2)     12/15/12    12.250         937,125
     400   Phillips-Van Heusen Corp., Global Senior
             Notes (Callable 02/15/08 @ $103.63)                    (BB , B1)      02/15/11     7.250         406,000
                                                                                                         ------------
                                                                                                            1,528,125
                                                                                                         ------------

TOWER (0.3%)
     500   American Tower Corp., Global Senior Notes
             (Callable 10/15/08 @ $103.56)                         (BB- , B1)      10/15/12     7.125         518,125
                                                                                                         ------------

TRANSPORTATION/OTHER (1.0%)
     250   H-Lines Finance Holding Corp., Global Senior
             Discount Notes
             (Callable 04/01/08 @ $105.50) +                      (CCC+ , Caa2)    04/01/13     0.000         206,875


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)    MATURITY    RATE%        VALUE
    ------                                                        -------------    --------    ------    ------------
CORPORATE BONDS
TRANSPORTATION/OTHER
$    600   Horizon Lines LLC, Global Company
             Guaranteed Notes
             (Callable 11/01/08 @ $104.50)                         (CCC+ , B3)     11/01/12     9.000    $    639,750
     150   Kansas City Southern Railway, Global
             Company Guaranteed Notes                               (B+ , B2)      10/01/08     9.500         163,125
     500   Overseas Shipholding Group, Inc., Global
             Senior Notes (Callable 03/15/08 @ $104.12)            (BB+ , Ba1)     03/15/13     8.250         536,875
                                                                                                         ------------
                                                                                                            1,546,625
                                                                                                         ------------

UTILITIES (7.0%)
     500   AES Corp., Rule 144A, Senior Secured Notes
             (Callable 05/15/08 @ $104.50) ++                      (B+ , Ba3)      05/15/15     9.000         545,000
      60   AES Corp., Senior Notes                                  (B- , B1)      06/01/09     9.500          64,800
     500   AES Corp., Senior Notes                                  (B- , B1)      03/01/14     7.750         521,250
     650   Allegheny Energy Supply Company LLC,
             Global Notes ss.                                       (B , Ba3)      03/15/11     7.800         702,000
     700   Aquila, Inc., Senior Notes ss.                           (B- , B2)      11/15/09     7.625         721,000
     260   Calpine Corp., Rule 144A, Secured Notes
             (Callable 07/15/07 @ $104.25) ss.++                    (B- , NR)      07/15/10     8.500         183,300
     600   Calpine Corp., Rule 144A, Secured Notes
             (Callable 07/15/08 @ $104.38) ss.++                    (B- , NR)      07/15/13     8.750         418,500
     750   Calpine Corp., Senior Notes ss.                        (CCC , Caa3)     02/15/11     8.500         356,250
     500   Calpine Generating Company LLC, Global
             Secured Notes (Callable 04/01/08 @ $103.50) #          (B- , B3)      04/01/10     9.610         507,500
     350   CMS Energy Corp., Global Senior Notes ss.                (B+ , B1)      08/01/10     7.750         371,000
     250   CMS Energy Corp., Senior Notes                           (B+ , B1)      07/15/08     8.900         268,750
     775   Edison Mission Energy, Senior Notes                      (B+ , B1)      06/15/09     7.730         807,938
     248   ESI Tractebel Acquisition Corp., Series B,
             Company Guaranteed Notes
             (Callable 06/30/08 @ $101.84)                         (BB , Ba1)      12/30/11     7.990         261,102
     500   Mirant Americas Generation LLC, Senior Notes             (NR , NR)      05/01/06     7.625         602,500
   1,000   Mirant Corp., Rule 144A, Senior Notes 0++                (NR , NR)      01/15/06     7.400       1,165,000
     500   NorthWestern Corp., Global Secured Notes
             (Callable 11/01/09 @ $102.94)                         (BB+ , Ba1)     11/01/14     5.875         497,894
     330   NRG Energy, Inc., Global Company Guaranteed
             Notes (Callable 12/15/08 @ $104.00)                    (BB , B1)      12/15/13     8.000         361,350
     900   PSEG Energy Holdings LLC, Global Notes                  (BB- , Ba3)     04/16/07     7.750         918,000
   1,000   Sierra Pacific Resources, Global Senior Notes
             (Callable 03/15/09 @ $104.31)                          (B- , B1)      03/15/14     8.625       1,095,000
     450   TECO Energy, Inc., Notes ss.                            (BB , Ba2)      05/01/11     7.200         472,500
                                                                                                         ------------
                                                                                                           10,840,634
                                                                                                         ------------

WIRELESS (5.3%)
     470   AirGate PCS, Inc., Secured Notes
             (Callable 01/01/06 @ $104.69)                        (CCC , Caa1)     09/01/09     9.375         493,395
     425   American Cellular Corp., Global Senior Notes
             (Callable 08/01/07 @ $105.00)                          (B- , B3)      08/01/11    10.000         461,125
     600   Centennial Communications, Global Company
             Guaranteed Notes
             (Callable 06/15/08 @ $105.06)                         (CCC , B3)      06/15/13    10.125         673,500


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)    MATURITY    RATE%        VALUE
    ------                                                        -------------    --------    ------    ------------
CORPORATE BONDS
WIRELESS
$    365   Dobson Cellular Systems, Inc.,
             Global Secured Notes
             (Callable 11/01/08 @ $104.94)                         (CCC , B2)      11/01/12     9.875    $    396,025
     400   Dobson Communications Corp., Global Senior
             Notes (Callable 10/01/08 @ $104.44) ss.              (CCC , Caa2)     10/01/13     8.875         393,000
     400   Horizon PCS, Inc., , Global Company
             Guaranteed Notes
             (Callable 07/15/08 @ $105.69)                         (CCC , B3)      07/15/12    11.375         452,000
   1,000   IWO Holdings, Inc., Global Secured Notes
             (Callable 01/15/07 @ $102.00) #                       (CCC+ , B3)     01/15/12     7.900       1,045,000
     800   Nextel Communications, Inc., Series D,
             Senior Notes (Callable 08/01/08 @ $103.69)            (A- , Baa2)     08/01/15     7.375         847,456
     500   Nextel Partners, Inc., Global Senior Notes
             (Callable 07/01/07 @ $104.06)                         (BB- , Ba3)     07/01/11     8.125         536,250
     800   Rural Cellular Corp., Global Senior
             Subordinated Notes
             (Callable 01/15/06 @ $104.88) ss.                    (CCC , Caa2)     01/15/10     9.750         800,000
   1,100   Triton PCS, Inc., Global Company Guaranteed
             Notes (Callable 06/01/08 @ $104.25)                  (CCC- , Caa1)    06/01/13     8.500       1,034,000
     750   Ubiquitel Operating Co., Global Senior Notes
             (Callable 03/01/07 @ $107.41)                        (CCC , Caa1)     03/01/11     9.875         823,125
     250   US Unwired, Inc., Global Secured Notes
             (Callable 06/15/08 @ $105.00)                        (BBB- , Caa1)    06/15/12    10.000         285,625
                                                                                                         ------------
                                                                                                            8,240,501
                                                                                                         ------------

TOTAL CORPORATE BONDS (Cost $135,741,430)                                                                 138,318,107
                                                                                                         ------------

FOREIGN BONDS (7.7%)
BROADCAST/OUTDOOR (0.3%)
     449   Corus Entertainment, Inc., Global Senior
             Subordinated Notes
             (Callable 03/01/07 @ $104.38) (Canada)                 (B+ , B1)      03/01/12     8.750         481,552
                                                                                                         ------------

BUILDING PRODUCTS (0.3%)
   1,025   Maax Holdings, Inc., Global Senior Discount
             Notes (Callable 12/15/08 @ $105.63)
             (Canada) +                                           (CCC+ , Caa1)    12/15/12     0.000         410,000
                                                                                                         ------------

CABLE (0.9%)
     500   Kabel Deutschland GmbH, Rule 144A,
             Senior Notes (Callable 07/01/09 @ $105.31)
             (Germany) ++                                           (B- , B2)      07/01/14    10.625         540,625
     800   Videotron Ltee, Global Company Guaranteed
             Notes (Callable 01/15/09 @ $103.44) (Canada)          (B+ , Ba3)      01/15/14     6.875         812,000
                                                                                                         ------------
                                                                                                            1,352,625
                                                                                                         ------------

CHEMICALS (0.3%)
     385   Rhodia SA, Global Senior Notes (France)                 (CCC+ , B3)     06/01/10    10.250         411,950
                                                                                                         ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)    MATURITY    RATE%        VALUE
    ------                                                        -------------    --------    ------    ------------
FOREIGN BONDS
CONTAINERS (0.8%)
$    500   Crown European Holdings SA, Global Secured
             Notes (Callable 03/01/07 @ $104.75) (France)           (B+ , B1)      03/01/11     9.500    $    550,000
     600   Crown European Holdings SA, Global Secured
             Notes (Callable 03/01/08 @ $105.44) (France)           (B , B2)       03/01/13    10.875         706,500
                                                                                                         ------------
                                                                                                            1,256,500
                                                                                                         ------------

GAMING (0.5%)
     800   Kerzner International, Ltd., Rule 144A, Senior
             Subordinated Notes
             (Callable 10/01/10 @ $103.38) (Bahamas) ++             (B , B2)       10/01/15     6.750         764,000
                                                                                                         ------------

INDUSTRIAL - OTHER (0.0%)
     350   International Utility Structures, Inc., Yankee
             Senior Subordinated Notes
             (Callable 02/01/06 @ $100.00) (Canada) 0^              (NR , NR)      02/01/08    10.750               0
                                                                                                         ------------

LEISURE (0.5%)
     200   Intrawest Corp., Global Senior Notes
             (Callable 10/15/08 @ $103.75) (Canada)                 (B+ , B1)      10/15/13     7.500         204,500
     500   NCL Corp., Rule 144A, Senior Notes
             (Callable 07/15/09 @ $105.31) (Bermuda) #++            (B+ , B2)      07/15/14    11.625         516,250
                                                                                                         ------------
                                                                                                              720,750
                                                                                                         ------------

METALS & MINING (0.4%)
     250   Gerdau Ameristeel Corp., Global Senior
             Notes (Callable 07/15/07 @ $105.38) (Canada)          (BB- , Ba3)     07/15/11    10.375         274,375
     294   Ispat Inland ULC, Global Secured Notes
             (Callable 04/01/09 @ $104.88) (Canada)               (BBB+ , Ba1)     04/01/14     9.750         333,690
                                                                                                         ------------
                                                                                                              608,065
                                                                                                         ------------

PAPER & FOREST PRODUCTS (1.3%)
     500   Abitibi-Consolidated, Inc., Global Notes
             (Canada) ss.                                          (BB- , Ba3)     06/15/11     7.750         466,250
     350   Ainsworth Lumber Company, Ltd., Global
             Company Guaranteed Notes
             (Callable 10/01/08 @ $103.63) (Canada)                 (B+ , B2)      10/01/12     7.250         317,625
     250   Ainsworth Lumber Company, Ltd., Yankee
             Senior Notes (Callable 03/15/09 @ $103.38)
             (Canada)                                               (B+ , B2)      03/15/14     6.750         217,500
       1   Ainsworth Lumber Company, Ltd., Yankee
             Senior Notes (Canada)                                  (B+ , NR)      07/15/07    12.500             549
     250   JSG Funding PLC, Global Senior Notes
             (Callable 10/01/07 @ $104.81) (Ireland)                (B- , B3)      10/01/12     9.625         241,250
     650   Norske Skog Canada, Ltd., Series D, Global
             Company Guaranteed Notes
             (Callable 06/15/06 @ $104.31) (Canada) ss.            (BB- , Ba3)     06/15/11     8.625         630,500
     250   Tembec Industries, Inc., Yankee Company
             Guaranteed Notes
             (Callable 06/30/06 @ $101.44) (Canada) ss.            (CCC+ , B3)     06/30/09     8.625         170,000
                                                                                                         ------------
                                                                                                            2,043,674
                                                                                                         ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


      PAR
     (000)                                                                                                  VALUE
    ------                                                                                               ------------
FOREIGN BONDS
PUBLISHING (0.2%)
$    375   Sun Media Corp., Global Company Guaranteed
             Notes (Callable 02/15/08 @ $103.81) (Canada)           (B , Ba3)      02/15/13     7.625    $    390,000
                                                                                                         ------------

RETAIL-FOOD & DRUG (0.3%)
     550   Jean Coutu Group (PJC), Inc., Global Senior
             Subordinated Notes
             (Callable 08/01/09 @ $104.25) (Canada) ss.            (B- , Caa1)     08/01/14     8.500         512,875
                                                                                                         ------------

SECONDARY OIL & GAS PRODUCERS (0.4%)
     250   Compton Petroleum Corp., Global Senior Notes
             (Callable 05/15/06 @ $104.95) (Canada)                 (B , B2)       05/15/09     9.900         266,875
     400   Harvest Operations Corp., Global Senior Notes
             (Callable 10/15/08 @ $103.94) (Canada)                 (B- , B3)      10/15/11     7.875         390,000
                                                                                                         ------------
                                                                                                              656,875
                                                                                                         ------------

TECHNOLOGY (0.8%)
     400   Celestica, Inc., Senior Subordinated Notes
             (Callable 07/01/08 @ $103.94) (Canada)                 (B , B2)       07/01/11     7.875         398,000
     325   Flextronics International, Ltd., Global Senior
             Subordinated Notes
             (Callable 11/15/09 @ $103.13) (Singapore) ss.         (BB- , Ba2)     11/15/14     6.250         316,875
     500   STATS ChipPAC, Ltd., Global Company
             Guaranteed Notes
             (Callable 11/15/08 @ $103.38) (Singapore)             (BB , Ba2)      11/15/11     6.750         486,250
                                                                                                         ------------
                                                                                                            1,201,125
                                                                                                         ------------

TRANSPORTATION/OTHER (0.6%)
     450   Stena AB, Global Senior Notes
             (Callable 12/01/09 @ $103.50) (Sweden)                (BB- , Ba3)     12/01/16     7.000         407,250
     500   Titan Petrochemicals Group, Ltd., Rule 144A,
             Company Guaranteed Notes (Bermuda) ++                  (B+ , B1)      03/18/12     8.500         475,000
                                                                                                         ------------
                                                                                                              882,250
                                                                                                         ------------

WIRELESS (0.1%)
     125   Rogers Wireless Communications, Inc.,
             Global Secured Notes (Canada)                         (BB , Ba3)      05/01/11     9.625         144,063
                                                                                                         ------------

TOTAL FOREIGN BONDS (Cost $12,385,303)                                                                     11,836,304
                                                                                                         ------------

  NUMBER OF
   SHARES
  ---------
COMMON STOCKS (0.5%)
CHEMICALS (0.1%)
   9,785   Huntsman Corp. *                                                                                   194,526
                                                                                                         ------------

FOOD PROCESSORS/BEVERAGE/BOTTLING (0.3%)
     352   Crunch Equity Holding LLC, Class A *                                                               378,365
                                                                                                         ------------

WIRELESS (0.1%)
  25,734   Dobson Communications Corp., Class A *                                                             187,601
                                                                                                         ------------

TOTAL COMMON STOCKS (Cost $572,689)                                                                           760,492
                                                                                                         ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
   ---------                                                     -------------
PREFERRED STOCKS (0.6%)
BROADCAST/OUTDOOR (0.6%)
     138   Paxson Communications Corp. *ss                       $     943,499
                                                                 -------------
WIRELESS (0.0%)
       8   Dobson Communications Corp.                                  11,220
                                                                 -------------
TOTAL PREFERRED STOCKS (Cost $1,139,043)                               954,719
                                                                 -------------
WARRANTS (0.0%)
BROADBAND (0.0%)
     100   GT Group Telecom, Inc., Rule 144A,
             strike price $0.00, expires 2/01/10 *++^                        0
                                                                 -------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
     155 AGY Holding Corp., strike price $0.01
           expires 01/02/10 *^                                               1
                                                                 -------------
TOTAL WARRANTS (Cost $2,502)                                                 1
                                                                 -------------
SHORT-TERM INVESTMENT (24.3%)
37,518,286 State Street Navigator Prime Fundss.ss
           (Cost $37,518,286)                                       37,518,286
                                                                 -------------

TOTAL INVESTMENTS AT VALUE (122.5%) (Cost $187,359,253)            189,387,909

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.5%)                     (34,742,180)
                                                                 -------------

NET ASSETS (100.0%)                                              $ 154,645,729
                                                                 =============

                            INVESTMENT ABBREVIATIONS
                       MTNA = Medium Term Notes, Series A
                                 NR = Not Rated
--------------------------------------------------------------------------------

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $19,090,826 or 12.34% of net assets.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

# Variable rate obligations - The interest rate shown is the rate as of October 31, 2005.

+ Step Bond - The interest rate is as of October 31, 2005 and will reset at a future date.

0      Security in default.

*      Non-income producing security.

ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------


ASSETS
   Investments at value, including collateral for securities on loan of
      $37,518,286 (Cost $187,359,253) (Note 2)                                        $    189,387,909 1
   Interest receivable                                                                       3,490,014
   Receivable for investments sold                                                           1,584,422
   Receivable for fund shares sold                                                             520,162
   Prepaid expenses and other assets                                                            39,911
                                                                                      ----------------
      Total Assets                                                                         195,022,418
                                                                                      ----------------
LIABILITIES
   Advisory fee payable (Note 3)                                                                64,640
   Administrative services fee payable (Note 3)                                                 22,398
   Distribution fee payable (Note 3)                                                            87,244
   Payable upon return of securities loaned (Note 2)                                        37,518,286
   Loan payable (Note 4)                                                                       691,000
   Payable for fund shares redeemed                                                            599,182
   Dividend payable                                                                            525,217
   Due to custodian                                                                            416,481
   Payable for investments purchased                                                           377,672
   Interest payable                                                                              8,326
   Trustees' fee payable                                                                         5,502
   Other accrued expenses payable                                                               60,741
                                                                                      ----------------
      Total Liabilities                                                                     40,376,689
                                                                                      ----------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                                     19,425
   Paid-in capital (Note 6)                                                                149,063,617
   Accumulated net investment loss                                                            (500,151)
   Accumulated net realized gain on investments                                              4,034,182
   Net unrealized appreciation from investments                                              2,028,656
                                                                                      ----------------
      Net Assets                                                                      $    154,645,729
                                                                                      ================
COMMON SHARES
   Net assets                                                                         $        548,624
   Shares outstanding                                                                           69,046
                                                                                      ----------------
   Net asset value, offering price, and redemption price per share                    $           7.95
                                                                                      ================
A SHARES
   Net assets                                                                         $     71,650,993
   Shares outstanding                                                                        8,993,493
                                                                                      ----------------
   Net asset value and redemption price per share                                     $           7.97
                                                                                      ================
   Maximum offering price per share (net asset value/(1-4.75%))                       $           8.37
                                                                                      ================
B SHARES
   Net assets                                                                         $     29,991,913
   Shares outstanding                                                                        3,772,415
                                                                                      ----------------
   Net asset value and offering price per share                                       $           7.95
                                                                                      ================
C SHARES
   Net assets                                                                         $     52,454,199
   Shares outstanding                                                                        6,589,598
                                                                                      ----------------
   Net asset value and offering price per share                                       $           7.96
                                                                                      ================


--------------------------------------------------------------------------------
1     Including $36,754,582 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005
--------------------------------------------------------------------------------


INVESTMENT INCOME (NOTE 2)
   Interest                                                                           $     19,042,977
   Dividends                                                                                   127,820
   Securities lending                                                                          180,195
                                                                                      ----------------
     Total investment income                                                                19,350,992
                                                                                      ----------------
EXPENSES
   Investment advisory fees (Note 3)                                                         1,280,542
   Administrative services fees (Note 3)                                                       432,454
   Distribution fees (Note 3)
     Class A                                                                                   268,028
     Class B                                                                                   364,056
     Class C                                                                                   717,397
   Transfer agent fees (Note 3)                                                                 76,850
   Registration fees                                                                            54,258
   Printing fees (Note 3)                                                                       41,712
   Interest expense (Note 4)                                                                    40,045
   Audit fees                                                                                   38,124
   Custodian fees                                                                               22,554
   Legal fees                                                                                   22,112
   Trustees' fees                                                                               17,397
   Insurance expense                                                                             8,219
   Commitment fees (Note 4)                                                                      4,899
   Miscellaneous expense                                                                        12,015
                                                                                      ----------------
     Total expenses                                                                          3,400,662
   Less: fees waived (Note 3)                                                                 (223,615)
                                                                                      ----------------
     Net expenses                                                                            3,177,047
                                                                                      ----------------
       Net investment income                                                                16,173,945
                                                                                      ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   Net realized gain from investments                                                        4,534,975
   Net change in unrealized appreciation (depreciation) from investments                   (15,108,927)
                                                                                      ----------------
   Net realized and unrealized loss from investments                                       (10,573,952)
                                                                                      ----------------
   Net increase in net assets resulting from operations                               $      5,599,993
                                                                                      ================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                        FOR THE YEAR           FOR THE YEAR
                                                                                           ENDED                  ENDED
                                                                                      OCTOBER 31, 2005       OCTOBER 31, 2004
                                                                                      ----------------       ----------------
FROM OPERATIONS
  Net investment income                                                               $     16,173,945       $     20,548,579
  Net realized gain from investments                                                         4,534,975              6,470,970
  Net change in unrealized appreciation (depreciation) from investments                    (15,108,927)             1,743,767
                                                                                      ----------------       ----------------
  Net increase in net assets resulting from operations                                       5,599,993             28,763,316
                                                                                      ----------------       ----------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
   Common Class shares                                                                         (64,845)               (88,218)
   Class A shares                                                                           (8,989,785)           (10,339,291)
   Class B shares                                                                           (2,732,419)            (3,323,411)
   Class C shares                                                                           (5,422,674)            (7,185,274)
  Distributions from net realized gains
   Common Class Shares                                                                         (15,883)                    --
   Class A Shares                                                                           (2,045,433)                    --
   Class B Shares                                                                             (635,285)                    --
   Class C Shares                                                                           (1,398,027)                    --
                                                                                      ----------------       ----------------
   Net decrease in net assets resulting from dividends and distributions                   (21,304,351)           (20,936,194)
                                                                                      ----------------       ----------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Proceeds from sale of shares                                                              60,350,750             92,885,633
  Reinvestment of dividends and distributions                                                9,351,473              7,720,668
  Net asset value of shares redeemed                                                      (168,175,592)          (111,553,386)
                                                                                      ----------------       ----------------
   Net decrease in net assets resulting from capital share transactions                    (98,473,369)           (10,947,085)
                                                                                      ----------------       ----------------
  Net decrease in net assets                                                              (114,177,727)            (3,119,963)
NET ASSETS
  Beginning of year                                                                        268,823,456            271,943,419
                                                                                      ----------------       ----------------
  End of year                                                                         $    154,645,729       $    268,823,456
                                                                                      ================       ================
Undistributed net investment income (loss)                                            $       (500,151)      $        106,780
                                                                                      ================       ================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------
                                                      2005            2004          2003          2002            2001
                                                    ---------------------------------------------------------------------
PER SHARE DATA
  Net asset value, beginning of year                $    8.53       $    8.27     $    7.19     $    7.96       $    8.73
                                                    ---------       ---------     ---------     ---------       ---------
INVESTMENT OPERATIONS
  Net investment income                                  0.67 1          0.71          0.70          0.72 1          0.80
  Net gain (loss) on investments
    (both realized and unrealized)                      (0.42)           0.27          1.08         (0.74)          (0.71)
                                                    ---------       ---------     ---------     ---------       ---------
      Total from investment operations                   0.25            0.98          1.78         (0.02)           0.09
                                                    ---------       ---------     ---------     ---------       ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.70)          (0.72)        (0.70)        (0.75)          (0.86)
  Distributions from net realized gains                 (0.13)             --            --            --              --
                                                    ---------       ---------     ---------     ---------       ---------
    Total dividends and distributions                   (0.83)          (0.72)        (0.70)        (0.75)          (0.86)
                                                    ---------       ---------     ---------     ---------       ---------
NET ASSET VALUE, END OF YEAR                        $    7.95       $    8.53     $    8.27     $    7.19       $    7.96
                                                    =========       =========     =========     =========       =========

      Total return 2                                     3.02%          12.37%        25.49%        (0.60)%          0.88%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $     549       $   1,081     $   1,029     $   1,324       $     599
    Ratio of expenses to average net assets              0.85%           0.85%         1.10%         1.10%           1.10%
    Ratio of net investment income to average
      net assets                                         8.10%           8.46%         8.97%         9.16%           9.98%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.10%           0.05%         0.14%         2.04%           1.41%
  Portfolio turnover rate                                  38%             16%           20%           86%             41%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------
                                                      2005            2004          2003          2002            2001
                                                    ---------------------------------------------------------------------
PER SHARE DATA
  Net asset value, beginning of year                $    8.55       $    8.29     $    7.21     $    7.98       $    8.73
                                                    ---------       ---------     ---------     ---------       ---------
INVESTMENT OPERATIONS
  Net investment income                                  0.65 1          0.69          0.73          0.72 1          0.86
  Net gain (loss) on investments
    (both realized and unrealized)                      (0.42)           0.27          1.05         (0.74)          (0.75)
                                                    ---------       ---------     ---------     ---------       ---------
    Total from investment operations                     0.23            0.96          1.78         (0.02)           0.11
                                                    ---------       ---------     ---------     ---------       ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.68)          (0.70)        (0.70)        (0.75)          (0.86)
  Distributions from net realized gains                 (0.13)             --            --            --              --
                                                    ---------       ---------     ---------     ---------       ---------
    Total dividends and distributions                   (0.81)          (0.70)        (0.70)        (0.75)          (0.86)
                                                    ---------       ---------     ---------     ---------       ---------
NET ASSET VALUE, END OF YEAR                        $    7.97          $ 8.55     $    8.29     $    7.21       $    7.98
                                                    =========       =========     =========     =========       =========

      Total return 2                                     2.75%          12.09%        25.44%        (0.56)%          1.13%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $  71,651       $ 131,699     $ 134,123     $   9,390       $   8,952
    Ratio of expenses to average net assets              1.10%           1.10%         1.10%         1.10%           1.10%
    Ratio of net investment income to average
      net assets                                         7.85%           8.21%         8.58%         9.16%          10.01%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.10%           0.05%         0.14%         1.97%           1.30%
  Portfolio turnover rate                                  38%             16%           20%           86%             41%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------
                                                      2005            2004          2003          2002            2001
                                                    ---------------------------------------------------------------------
PER SHARE DATA
  Net asset value, beginning of year                $    8.52       $    8.27     $    7.19     $    7.96       $    8.73
                                                    ---------       ---------     ---------     ---------       ---------
INVESTMENT OPERATIONS
  Net investment income                                  0.59 1          0.63          0.65          0.65 1          0.80
  Net gain (loss) on investments
    (both realized and unrealized)                      (0.42)           0.26          1.07         (0.73)          (0.77)
                                                    ---------       ---------     ---------     ---------       ---------
    Total from investment operations                     0.17            0.89          1.72         (0.08)           0.03
                                                    ---------       ---------     ---------     ---------       ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.61)          (0.64)        (0.64)        (0.69)          (0.80)
  Distributions from net realized gains                 (0.13)             --            --            --              --
                                                    ---------       ---------     ---------     ---------       ---------
    Total dividends and distributions                   (0.74)          (0.64)        (0.64)        (0.69)          (0.80)
                                                    ---------       ---------     ---------     ---------       ---------
NET ASSET VALUE, END OF YEAR                        $    7.95       $    8.52     $    8.27     $    7.19       $    7.96
                                                    =========       =========     =========     =========       =========

      Total return 2                                     1.91%          11.13%        24.55%        (1.36)%          0.14%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $  29,992       $  43,077     $  42,536     $   2,860       $   1,667
    Ratio of expenses to average net assets              1.85%           1.85%         1.85%         1.85%           1.85%
    Ratio of net investment income to average
      net assets                                         7.10%           7.46%         7.87%         8.35%           9.22%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.10%           0.05%         0.14%         1.97%           1.35%
  Portfolio turnover rate                                  38%             16%           20%           86%             41%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------
                                                      2005            2004          2003          2002            2001
                                                    ---------------------------------------------------------------------
PER SHARE DATA
  Net asset value, beginning of year                $    8.54       $    8.28     $    7.20     $    7.96       $    8.73
                                                    ---------       ---------     ---------     ---------       ---------
INVESTMENT OPERATIONS
  Net investment income                                  0.59 1          0.63          0.64          0.61 1          0.80
  Net gain (loss) on investments
    (both realized and unrealized)                      (0.42)           0.27          1.08         (0.68)          (0.77)
                                                    ---------       ---------     ---------     ---------       ---------
    Total from investment operations                     0.17            0.90          1.72         (0.07)           0.03
                                                    ---------       ---------     ---------     ---------       ---------
LESS DIVIDENDS
  Dividends from net investment income                  (0.62)          (0.64)        (0.64)        (0.69)          (0.80)
  Distributions from net realized gains                 (0.13)             --            --            --              --
                                                    ---------       ---------     ---------     ---------       ---------
    Total dividends and distributions                   (0.75)          (0.64)        (0.64)        (0.69)          (0.80)
                                                    ---------       ---------     ---------     ---------       ---------
NET ASSET VALUE, END OF YEAR                        $    7.96       $    8.54     $    8.28     $    7.20       $    7.96
                                                    =========       =========     =========     =========       =========

      Total return 2                                     1.91%          11.26%        24.54%        (1.22)%          0.14%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $  52,454       $  92,967     $  94,255     $   6,545       $     623
    Ratio of expenses to average net assets              1.85%           1.85%         1.85%         1.85%           1.85%
    Ratio of net investment income to average
      net assets                                         7.10%           7.46%         7.86%         8.03%           9.18%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.10%           0.05%         0.14%         2.61%           1.75%
  Portfolio turnover rate                                  38%             16%           20%           86%             41%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

      The Fund is authorized to offer four Classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Class A shares are sold subject to a front-end sales charge up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      G) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described above under "Security Valuation".

      H) SECURITIES LENDING - Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

SSB will share the net income earned from the securities lending activities. During the year ended October 31, 2005, total earnings from the fund's investment in cash collateral received in connection with security lending arrangements was $1,427,453 of which $1,171,215 was rebated to borrowers (brokers). The fund retained $180,195 in income from the cash collateral investment and SSB, as lending agent, was paid $76,043. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

      I) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

      In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2005, investment advisory fees earned and voluntarily waived were $1,280,542 and $223,615, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by CSAM at any time.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

ended October 31, 2005, co-administrative services fees earned by CSAMSI were $216,108.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $216,346.

      In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

      For the year ended October 31, 2005, CSAMSI and its affiliates advised the Fund that they retained $183,883 from commissions earned on the sale of the Fund's Class A shares.

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2005, Merrill was paid $11,955 for its services to the Fund.

NOTE 4. LINE OF CREDIT

      The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

October 31, 2005, the Fund had loans outstanding under the Credit Facility of $691,000. During the year ended October 31, 2005, the Fund had borrowings under the Credit Facility as follows:

               AVERAGE DAILY     WEIGHTED AVERAGE      MAXIMUM DAILY
               LOAN BALANCE       INTEREST RATE%      LOAN OUTSTANDING
               -------------     ----------------     ----------------
                $5,281,679            2.984%            $15,950,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $80,054,911 and $141,717,941, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:


                                                                            COMMON CLASS
                                              -------------------------------------------------------------------------
                                                     FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                      OCTOBER 31, 2005                        OCTOBER 31, 2004
                                              -------------------------------------------------------------------------
                                                 SHARES              VALUE               SHARES              VALUE
                                              ------------       --------------       ------------       --------------
Shares issued in reinvestment
  of dividends and distributions                     8,813       $       73,187              9,690       $       81,122
Shares redeemed                                    (66,457)            (543,991)            (7,400)             (62,119)
                                              ------------       --------------       ------------       --------------
Net increase (decrease)                            (57,644)      $     (470,804)             2,290       $       19,003
                                              ============       ==============       ============       ==============

                                                                               CLASS A
                                              -------------------------------------------------------------------------
                                                     FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                      OCTOBER 31, 2005                        OCTOBER 31, 2004
                                              -------------------------------------------------------------------------
                                                 SHARES              VALUE               SHARES              VALUE
                                              ------------       --------------       ------------       --------------
Shares sold                                      5,273,064       $   44,008,176          6,903,205       $   58,155,863
Shares issued in reinvestment
  of dividends and distributions                   830,765            6,914,718            657,012            5,514,747
Shares redeemed                                (12,517,568)        (103,132,963)        (8,326,673)         (69,954,781)
                                              ------------       --------------       ------------       --------------
Net decrease                                    (6,413,739)      $  (52,210,069)          (766,456)      $   (6,284,171)
                                              ============       ==============       ============       ==============


CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS


                                                                               CLASS B
                                              -------------------------------------------------------------------------
                                                     FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                      OCTOBER 31, 2005                        OCTOBER 31, 2004
                                              -------------------------------------------------------------------------
                                                 SHARES              VALUE               SHARES              VALUE
                                              ------------       --------------       ------------       --------------
Shares sold                                        323,075       $    2,685,673            756,214       $    6,353,456
Shares issued in reinvestment
  of dividends and distributions                    96,071              795,984             73,558              615,051
Shares redeemed                                 (1,699,939)         (14,008,822)          (919,871)          (7,691,662)
                                              ------------       --------------       ------------       --------------
Net decrease                                    (1,280,793)      $  (10,527,165)           (90,099)      $     (723,155)
                                              ============       ==============       ============       ==============

                                                                               CLASS C
                                              -------------------------------------------------------------------------
                                                     FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                      OCTOBER 31, 2005                        OCTOBER 31, 2004
                                              -------------------------------------------------------------------------
                                                 SHARES              VALUE               SHARES              VALUE
                                              ------------       --------------       ------------       --------------
Shares sold                                      1,630,042       $   13,656,901          3,371,485       $   28,376,314
Shares issued in reinvestment
  of dividends and distributions                   188,597            1,567,584            180,244            1,509,748
Shares redeemed                                 (6,121,309)         (50,489,816)        (4,042,421)         (33,844,824)
                                              ------------       --------------       ------------       --------------
Net decrease                                    (4,302,670)      $  (35,265,331)          (490,692)      $   (3,958,762)
                                              ============       ==============       ============       ==============


      On October 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                   NUMBER OF        APPROXIMATE PERCENTAGE
                                SHAREHOLDERS OF       OUTSTANDING SHARES
                                ---------------     ----------------------
            Common Class               5                     80%
            Class A                    4                     67%
            Class B                    1                     57%
            Class C                    1                     56%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends and distributions paid during the years ended October 31, 2005 and 2004 by the Fund were as follows:

               ORDINARY INCOME                     LONG-TERM CAPITAL GAIN
               ---------------                     ----------------------
             2005           2004                  2005                 2004
             ----           ----                  ----                 ----
         $ 17,449,559  $ 20,936,194            $ 3,854,792             $ --

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales and income from defaulted bonds. At October 31, 2005, the components of distributable earnings on a tax basis for the Fund were as follows:

      Undistributed net investment income               $   326,728
      Accumulated Long-term capital gains                 4,138,984
      Unrealized appreciation                             1,096,975
                                                        -----------
                                                        $ 5,562,687
                                                        ===========

      At October 31, 2005, the Fund had no capital loss carryforwards available to offset possible future capital gains.

      At October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $188,290,936, $5,707,865, ($4,610,890) and $1,096,975, respectively.

      At October 31, 2005, the Fund reclassified $428,847 from accumulated net realized gain from investments to undistributed net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydowns and defaulted bonds. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE HIGH INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Credit Suisse High Income Fund:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse High Income Fund (the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 19, 2005

CREDIT SUISSE HIGH INCOME FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                                 TERM OF                                   NUMBER OF
                                                 OFFICE 1                                  PORTFOLIOS IN
                                                 AND                                       FUND
                               POSITION(S)       LENGTH        PRINCIPAL                   COMPLEX         OTHER
NAME, ADDRESS AND              HELD WITH         OF TIME       OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                  FUND              SERVED        PAST FIVE YEARS             TRUSTEE         HELD BY TRUSTEE
-----------------------        -----------       ---------     ---------------------       -------------   ------------------
INDEPENDENT TRUSTEES

Enrique Arzac                  Trustee,          Since         Professor of Finance        47              Director of
c/o Credit Suisse Asset        Nominating        2005          and Economics,                              The Adams Express
Management, LLC                Committee                       Graduate School of                          Company (a closed-
Attn: General Counsel          Member and                      Business, Columbia                          end investment
466 Lexington Avenue           Audit                           University since 1971                       company); Director
New York, New York             Committee                                                                   of Petroleum and
10019-3140                     Chairman                                                                    Resources
                                                                                                           Corporation (a
Date of Birth: 02/10/41                                                                                    closed-end
                                                                                                           investment Company)

Richard H. Francis             Trustee,          Since         Currently retired           41              None
c/o Credit Suisse Asset        Nominating        2001
Management, LLC                and Audit
Attn: General Counsel          Committee
466 Lexington Avenue           Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten              Trustee,          Since         The Juan Trippe             40              Director of
Box 208200                     Nominating        2001          Professor in the Practice                   Aetna, Inc.
New Haven, Connecticut         and Audit                       of International Trade,                     (insurance company);
06520-8200                     Committee                       Finance and Business from                   Director of
                               Member                          from July 2005 to present;                  CarMax Group
Date of Birth: 10/29/46                                        Partner and Chairman of                     (used car
                                                               Garten Rothkopf (consulting                 dealers)
                                                               firm) from October 2005
                                                               to present; Dean of Yale
                                                               School of Management
                                                               from November 1995 to
                                                               June 2005.

Peter F. Krogh                 Trustee,          Since         Dean Emeritus and           40              Director
301 ICC                        Nominating        2001          Distinguished Professor                     of Carlisle
Georgetown University          and Audit                       of International Affairs                    Companies
Washington, DC 20057           Committee                       at the Edmund A.                            Incorporated
                               Member                          Walsh School of                             (diversified
Date of Birth: 02/11/37                                        Foreign Service,                            manufacturing
                                                               Georgetown University from                  company)
                                                               June 1995 to present


______________

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

CREDIT SUISSE HIGH INCOME FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                 TERM OF                                   NUMBER OF
                                                 OFFICE 1                                  PORTFOLIOS IN
                                                 AND                                       FUND
                               POSITION(S)       LENGTH        PRINCIPAL                   COMPLEX         OTHER
NAME, ADDRESS AND              HELD WITH         OF TIME       OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                  FUND              SERVED        PAST FIVE YEARS             TRUSTEE         HELD BY TRUSTEE
-----------------------        -----------       ---------     ---------------------       -------------   ------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.           Trustee,          Since         Currently retired           42              Director of
c/o Credit Suisse Asset        Nominating        1999                                                      Education
Management, LLC                and Audit                                                                   Management
Attn: General Counsel          Committee                                                                   Corp.
466 Lexington Avenue           Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport            Chairman of       Trustee       Partner of Lehigh Court,    46              Director of
Lehigh Court, LLC              the Board of      since         LLC and RZ Capital                          Presstek, Inc.
40 East 52nd Street            Trustees,         1999 and      (private investment                         (digital imaging
New York, New York             Nominating        Chairman      firms) from July 2002                       technologies
10022                          Committee         since         to present; Transition                      company);
                               Chairman          2005          Adviser to SunGard                          Director of
Date of Birth: 07/10/48        and Audit                       Securities Finance, Inc.                    Wood Resources,
                               Committee                       from February 2002 to                       LLC. (plywood
                               Member                          July 2002; President of                     manufacturing
                                                               SunGard Securities                          company)
                                                               Finance, Inc. from 2001
                                                               to February 2002; President
                                                               of Loanet, Inc. (on-line
                                                               accounting service) from
                                                               1997 to 2001.

INTERESTED TRUSTEE

Michael E. Kenneally 2,3       Trustee           Since         Chairman and Global         40              None
c/o Credit Suisse Asset                          2004          Chief Executive
Management, LLC                                                Officer of CSAM from
Attn: General Counsel                                          March 2003 to July
466 Lexington Avenue                                           2005; Chairman and
New York, New York                                             Chief Investment
10017-3140                                                     Officer of Banc of
                                                               America Capital
Date of Birth: 03/30/54                                        Management from
                                                               1998 to March 2003.


______________

2 Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM within the last two fiscal years.

3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE HIGH INCOME FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                 TERM OF
                                                 OFFICE 1
                               POSITION(S)       AND LENGTH
NAME, ADDRESS AND              HELD WITH         OF TIME
DATE OF BIRTH                  FUND              SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------        -----------       -----------   --------------------------------------------------------
OFFICERS

Steven B. Plump 3              Chief             Since         Managing Director; Associated with CSAM or its
Credit Suisse Asset            Executive         2005          predecessor since 1995; Officer of other
Management, LLC                Officer and                     Credit Suisse Funds
466 Lexington Avenue           President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro           Chief             Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset            Financial         2001          Associated with CSAM or its pedecessor since 1984;
Management, LLC                Officer and                     Officer of other Credit Suisse Funds
466 Lexington Avenue           Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                 Chief             Since         Director and Global Head of Compliance of CSAM;
Credit Suisse Asset            Compliance        2004          Associated with CSAM since July 2000; Vice President and
Management, LLC                Officer                         Director of Compliance of Forstmann-Leff Associates from
466 Lexington Avenue                                           1998 to June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                     Chief             Since         Director and General Counsel (Americas) of CSAM since
Credit Suisse Asset            Legal             2004          September 2004; Senior Associate of Shearman & Sterling
Management, LLC                Officer                         LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                           Counsel of the SEC Division of Investment Management
New York, New York                                             from June 1997 to September 2000; Officer of other
10017-3140                                                     Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                   Vice              Since         Vice President and Associate General Counsel of CSAM;
Credit Suisse Asset            President         2004          Associated with CSAM since July 2003; Associated with
Management, LLC                and                             the law firm of Willkie Farr & Gallagher LLP from 1998
466 Lexington Avenue           Secretary                       to 2003; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                   Assistant         Since         Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset            Treasurer         2002          since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


____________

3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE HIGH INCOME FUND
TAX INFORMATION LETTER
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      For the fiscal year ended October 31, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

      For the fiscal year ended October 31, 2005, the Fund designated approximately $127,820, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2005, completed information will be reported in conjunction with Form 1099-DIV.

      Corporate shareholders should note for the year ended October 31, 2005, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.08%.

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

      During the year ended October 31, 2005, the Fund declared $3,854,620 in dividends that were designated as 20% long-term capital gains dividends.

CREDIT SUISSE HIGH INCOME FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o   By calling 1-800-927-2874

      o   On the Fund's website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                                       50

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                                       51

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                                       52

P.O. BOX 55030, BOSTON, MA 02205-5030            CREDIT | ASSET
800-927-2874 o  www.csam.com/us                  SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.         HI-AR-1005

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has four audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $25,943                                $28,730
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees1                      $9,000                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees2                                $4,646                                 $2,439
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $39,589                                $34,319
---------------------------------------- -------------------------------------- --------------------------------------

1 Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000 for 2004 and $3,150 for 2005), the registrant's third quarter 2004 Form N-Q filing ($1,500) in 2004.

2 Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------

                                       2

---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2004 and October 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2004 and October 31, 2005 were $6,823 and $5,589, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE OPPORTUNITY FUNDS

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 9, 2006